UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 03/31/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

FCI Bond Fund

Semi-Annual Report

March 31, 2016

Fund Adviser:

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

Toll Free (877) 627-8504

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the periods ended March 31, 2016)

			Average Annual Returns
	Six Months	1 Year	5 Year	10 year
FCI Bond Fund	1.82%	1.59%	2.74%	4.23%
Barclays Capital U.S. Intermediate Government/Credit Bond Index®**	1.74%	2.06%	3.01%	4.34%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated January 28, 2016, were 0.84% of average daily net assets (0.80% after fee waivers/expense reimbursements by Financial Counselors, Inc. (the “Adviser”)). The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as acquired fund fees and expenses; and extraordinary litigation expenses do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2017. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 0.80% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the expense ratios as of March 31, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The Barclays Intermediate Government/Credit Bond Index® is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

1

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the FCI Bond Fund is total return, comprised of both income and capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

SUMMARY OF FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2015 to March 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 – March 31, 2016
Actual	$1,000.00	$1,018.20	$4.04
Hypothetical**	$1,000.00	$1,021.00	$4.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

3

FCI BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

CORPORATE BONDS – 62.61%	Principal Amount	Fair Value
Corporate Bonds – Domestic – 53.34%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$882,914
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	332,894
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,152,928
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	87,447
Anthem, Inc., 2.375%, 2/15/2017	500,000	504,118
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	247,937
Associates Corp. of North America, 6.950%, 11/1/2018	200,000	223,346
Bank of America Corp., 6.875%, 4/25/2018	500,000	549,277
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,074,000
BB&T Corp., 1.450%, 1/12/2018	500,000	500,656
BlackRock, Inc., 5.000%, 12/10/2019	500,000	559,686
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	532,811
CareFusion Corp., 1.450%, 5/15/2017	310,000	310,592
Celgene Corp., 3.625%, 5/15/2024	500,000	517,684
Citigroup, Inc., 5.375%, 8/9/2020	550,000	616,264
CVS Health Corp., 5.750%, 6/1/2017	400,000	421,531
CVS Health Corp., 1.900%, 7/20/2018	680,000	690,310
CVS Health Corp., 4.750%, 5/18/2020	225,000	247,855
Discover Financial Services, 5.200%, 4/27/2022	475,000	508,582
Ford Motor Credit Co LLC, 3.000%, 6/12/2017	900,000	912,147
General Electric Capital Corp., 6.000%, 8/7/2019	500,000	576,704
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,138,394
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	456,465
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	181,498
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	255,861
Intuit, Inc., 5.750%, 3/15/2017	250,000	259,853
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,319,607
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	660,719
Keycorp, 2.300%, 12/13/2018	680,000	684,488
Lazard Group LLC, 6.850%, 6/15/2017	50,000	52,706
McDonald’s Corp., 3.700%, 1/30/2026	98,000	104,006
MetLife, Inc., 6.817%, 8/15/2018	510,000	568,937
Morgan Stanley, 5.500%, 7/28/2021	656,000	749,531
PNC Bank NA, 1.300%, 10/3/2016	250,000	250,507
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	464,526
Schlumberger Investment, 3.650%, 12/1/2023	450,000	467,757
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	423,077
Synchrony Financial, 3.750%, 8/15/2021	500,000	513,867
Time Warner, Inc., 3.400%, 6/15/2022	800,000	832,398
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	597,226
Viacom, Inc., 3.875%, 12/15/2021	800,000	832,309

See accompanying notes which are an integral part of these financial statements.

4

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2016

(Unaudited)

CORPORATE BONDS – 62.61% – (continued)	Principal Amount	Fair Value
Corporate Bonds – Domestic – 53.34% – (continued)
Wells Fargo & Co., 2.550%, 12/7/2020	$500,000	$509,499
Wells Fargo & Co., 5.625%, 12/11/2017	200,000	214,422

TOTAL CORPORATE BONDS – DOMESTIC (Cost $22,426,061)		22,987,336

Corporate Bonds – Australia – 0.90%
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	386,464

Corporate Bonds – Canada – 5.69%
Bank of Montreal, 2.500%, 1/11/2017	1,000,000	1,011,165
Bank of Nova Scotia/The, 2.550%, 1/12/2017	1,000,000	1,012,147
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	33,726
Encana Corp., 3.900%, 11/15/2021	450,000	394,795

		2,451,833

Corporate Bond – Isle of Man – 0.77%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	330,246

Corporate Bonds – Netherlands – 1.04%
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	450,857

Corporate Bonds – United Kingdom – 0.87%
Rio Tinto Finance USA PLC, 2.250%, 12/14/2018	375,000	376,629

TOTAL CORPORATE BONDS – FOREIGN (Cost $4,044,056)		3,996,029

TOTAL CORPORATE BONDS (Cost $26,470,117)		26,983,365

U.S. TREASURY OBLIGATIONS – 24.78%
U.S. Treasury Note, 2.250%, 7/31/2021	1,625,000	1,704,505
U.S. Treasury Note, 1.750%, 4/30/2022	1,000,000	1,017,598
U.S. Treasury Note, 2.500%, 8/15/2023	400,000	426,344
U.S. Treasury Note, 2.750%, 2/15/2024	4,718,000	5,109,721
U.S. Treasury Note, 2.250%, 11/15/2024	300,000	312,838
U.S. Treasury Note, 2.000%, 2/15/2025	400,000	408,625
U.S. Treasury Note, 2.125%, 5/15/2025	1,650,000	1,701,272

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,318,030)		10,680,903

U.S. GOVERNMENT AGENCIES – 6.03%
Federal Home Loan Bank, 2.000%, 11/28/2029	200,000	201,033
Federal National Mortgage Association, 0.500%, 10/29/2018	400,000	400,052
Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	600,062
Federal National Mortgage Association, 1.500%, 3/30/2026	800,000	799,063
Federal National Mortgage Association, 2.000%, 1/30/2030	600,000	600,268

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,592,813)		2,600,478

See accompanying notes which are an integral part of these financial statements.

5

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2016

(Unaudited)

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES – 4.55%	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	$40,416	$45,564
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	29,537	32,718
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	26,782	29,676
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	50,229	56,830
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	69,384	80,010
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	19,720	22,125
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	550,179	589,856
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	394,351	414,541
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	671,382	690,449

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,906,020)		1,961,769

PREFERRED STOCKS – 0.09%	Shares
Federal National Mortgage Association, Series S, 8.250%	12,000	36,480

TOTAL PREFERRED STOCKS (Cost $300,000)		36,480

MONEY MARKET SECURITIES – 0.87%
Fidelity Institutional – Government Portfolio – Class I, 0.23% (a)	374,836	374,836

TOTAL MONEY MARKET SECURITIES (Cost $374,836)		374,836

TOTAL INVESTMENTS – 98.93% (Cost $41,961,816)		42,637,831

Other Assets in Excess of Liabilities – 1.07%		459,863

NET ASSETS – 100.00%		$43,097,694

(a)	Rate disclosed is the seven day yield as of March 31, 2016.

See accompanying notes which are an integral part of these financial statements.

6

FCI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016

(Unaudited)

Assets
Investments in securities at fair value (cost $41,961,816)	$42,637,831
Receivable for fund shares sold	157,637
Dividends and interest receivable	327,976
Prepaid expenses	7,034

Total Assets	43,130,478

Liabilities
Payable to Adviser	12,351
Payable to administrator, fund accountant, and transfer agent	6,962
Payable to custodian	1,282
Payable to trustees	2,759
Other accrued expenses	9,430

Total Liabilities	32,784

Net Assets	$43,097,694

Net Assets consist of:
Paid-in capital	$42,598,046
Accumulated undistributed net investment income	43,704
Accumulated undistributed net realized loss from investments	(220,071)
Net unrealized appreciation on investments	676,015

Net Assets	$43,097,694

Shares outstanding (unlimited number of shares authorized, no par value)	4,113,018

Net asset value (“NAV”) and offering price per share	$10.48

Redemption price per share (NAV * 99%) (a)	$10.38

(a)	The Fund charges a 1.00% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

7

FCI BOND FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2016

(Unaudited)

Investment Income
Interest income	$575,007
Dividend income	329

Total investment income	575,336

Expenses
Investment Adviser fee	87,193
Administration expenses	17,661
Fund accounting expenses	10,989
Transfer agent expenses	17,012
Legal expenses	11,608
Registration expenses	5,346
Custodian expenses	3,468
Audit expenses	8,258
Trustee expenses	6,597
Insurance expense	1,978
Pricing expenses	4,361
Report printing expense	5,026
CCO expense	4,734
Miscellaneous expenses	1,965

Total expenses	186,196

Fees waived by Adviser	(12,088)

Net operating expenses	174,108

Net investment income	401,228

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	17,204
Net change in unrealized appreciation of investment securities	355,461

Net realized and unrealized gain on investments	372,665

Net increase in net assets resulting from operations	$773,893

See accompanying notes which are an integral part of these financial statements.

8

FCI BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$401,228	$862,025
Net realized gain on investment securities transactions	17,204	297,787
Net change in unrealized appreciation (depreciation) of investment securities	355,461	(406,220)

Net increase in net assets resulting from operations	773,893	753,592

Distributions
From net investment income	(404,260)	(874,261)

Total distributions	(404,260)	(874,261)

Capital Transactions
Proceeds from shares sold	2,614,865	5,446,273
Reinvestment of distributions	32,182	72,092
Amount paid for shares redeemed	(4,340,105)	(9,333,601)

Net decrease in net assets resulting from capital transactions	(1,693,058)	(3,815,236)

Total Decrease in Net Assets	(1,323,425)	(3,935,905)

Net Assets
Beginning of period	44,421,119	48,357,024

End of period	$43,097,694	$44,421,119

Accumulated undistributed net investment income included in net assets at end of period	$43,704	$46,736

Share Transactions
Shares sold	252,103	521,629
Shares issued in reinvestment of distributions	3,119	6,940
Shares redeemed	(418,746)	(894,649)

Net decrease in shares outstanding	(163,524)	(366,080)

See accompanying notes which are an integral part of these financial statements.

9

FCI BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For the Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Selected Per Share Data:
Net asset value, beginning of year	$10.39		$10.42	$10.39	$10.79	$10.43	$10.86

Investment operations:
Net investment income	0.10		0.20	0.20	0.20	0.31	0.36
Net realized and unrealized gains (losses)	0.09		(0.03)	0.07	(0.29)	0.42	(0.22)

Total from investment operations	0.19		0.17	0.27	(0.09)	0.73	0.14

Less distributions:
From net investment income	(0.10)		(0.20)	(0.20)	(0.19)	(0.32)	(0.36)
From net realized gain	–		–	(0.04)	(0.12)	(0.05)	(0.21)

Total distributions	(0.10)		(0.20)	(0.24)	(0.31)	(0.37)	(0.57)

Paid in capital from redemption fees	–		–	–	–	– (a)	–

Net asset value, end of year	$10.48		$10.39	$10.42	$10.39	$10.79	$10.43

Total Return (b)	1.82	%(c)	1.61%	2.58%	(0.83)%	7.17%	1.45%
Ratios and Supplemental Data:
Net assets, end of year (000)	$43,098		$44,421	$48,357	$49,114	$58,025	$33,599
Ratio of expenses to average net assets	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before reimbursement/recoupment	0.86	%(d)	0.84%	0.81%	0.77%	0.88%	0.87%
Ratio of net investment income to average net assets	1.84	%(d)	1.83%	1.85%	1.82%	2.93%	3.37%
Ratio of net investment income to average net assets before reimbursement/ recoupment	1.78	%(d)	1.79%	1.84%	1.85%	2.85%	3.30%
Portfolio turnover rate	11	%(c)	33%	42%	72%	66%	55%

(a)	Redemption fees resulted in less than $0.005 per share in each period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2016

(Unaudited)

NOTE 1. ORGANIZATION

The FCI Bond Fund (“the Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Financial Counselors, Inc. (the “Adviser”). The Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized

11

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

March 31, 2016

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a quarterly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

12

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

March 31, 2016

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government agencies and U.S. government mortgage backed agencies, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being

13

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

March 31, 2016

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2016 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$–	$22,987,336	$–	$22,987,336
Foreign Corporate Bonds	–	3,996,029	–	3,996,029
U.S. Treasury Obligations	–	10,680,903	–	10,680,903
U.S. Government Agencies	–	2,600,478	–	2,600,478
U.S. Government Mortgage Backed Agencies	–	1,961,769	–	1,961,769
Preferred Stocks	36,480	–	–	36,480
Money Market Securities	374,836	–	–	374,836

Total	$411,316	$42,226,515	$–	$42,637,831

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended March 31, 2016, the Fund had no transfers between Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the period ended March 31, 2016, the Adviser earned fees of $87,193 from the Fund. At March 31, 2016, the Adviser was owed $12,351 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary litigation expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Fund) do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2017.

14

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

March 31, 2016

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at March 31, 2016, were as follows:

Amount	Subject to Repayment Until September 30,
$11,047	2017
19,103	2018
12,088	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended March 31, 2016, Ultimus earned fees of $17,661 for administrative services provided to the Fund. At March 31, 2016, Ultimus was owed $3,232 by the Fund for administrative services.

The Trust also retains Ultimus to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended March 31, 2016, Ultimus earned fees of $17,012 from the Fund for transfer agent services. For the period ended March 31, 2016, Ultimus earned fees of $10,989 from the Fund for fund accounting services. At March 31, 2016, Ultimus was owed $2,045 by the Fund for fund accounting services. At March 31, 2016, the Fund owed Ultimus $1,685 for transfer agent services.

Certain officers of the Trust are members of management and/or employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by Huntington Bancshares, Inc. For the period ended March 31, 2016, the Custodian earned fees of $3,468 for custody services provided to the Fund. At March 31, 2016, the Custodian was owed $1,282 from the Fund for custody services.

There were no payments made by the Fund to the Distributor during the period ended March 31, 2016. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$4,207,598
Other	604,444
Sales
U.S. Government Obligations	$2,856,814
Other	3,188,789

15

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

March 31, 2016

(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2016, affiliated entities of Midwest Trust Company, affiliates of the Adviser, for the benefit of its customers, owned 98.55% of the Fund. As a result, Midwest Trust Company may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

As of March 31, 2016, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$1,042,050
Gross (Depreciation)	(366,035)

Net Appreciation on Investments	$676,015

At March 31, 2016, the aggregate cost of securities for federal income tax purposes was $41,961,816 for the Fund.

The tax characterization of distributions for the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

	2015	2014
Distributions paid from:
Ordinary Income*	$874,261	$905,880
Long-Term Capital Gain	–	188,230

Total Distributions	$874,261	$1,094,110

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$46,736
Capital Loss Carryforward	(237,275)
Net Unrealized appreciation (depreciation)	320,554

$130,015

As of September 30, 2015, the Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $237,275.

16

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

March 31, 2016

(Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

17

MANAGEMENT AGREEMENT RENEWAL (Unaudited)

The FCI Bond Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s management agreement with its investment adviser, Financial Counselors, Inc. (“FCI”). The Board, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requests and evaluates all information that the Trustees deem reasonably necessary under the circumstances in connection with this annual management agreement review.

The Committee convened in January 2016 via teleconference to consider the renewal of the management agreement between the Trust and FCI on behalf of the Fund (the “Management Agreement”). In advance of the Committee meeting, the Trustees received and reviewed a variety of materials related to the Fund and FCI, including (a) a detailed letter to FCI requesting information that the Board likely would consider in determining whether to renew the Fund’s Management Agreement, and FCI’s responses; (b) a description of factors considered by the Board in approving the Management Agreement during the prior year; (c) commentary prepared by FCI discussing the Fund’s performance for the year ended November 30, 2015, factors affecting this performance, and an explanation of the Fund’s performance relative to that of its benchmark; (d) a schedule of the Fund’s investments as of September 30, 2015; (e) information provided by the Fund’s administrator that compared the Fund’s performance to that of its benchmark and a peer group of similar funds; comparing the Fund’s advisory fee and total expense ratio to those of its peer group; and providing certain other performance and volatility information included in the Fund’s Morningstar report; (f) comparative performance information for other accounts managed by FCI using a comparable strategy; (g) a profitability analysis prepared by FCI with respect to the Fund; (h) a soft dollar report for the Fund prepared by FCI; (i) a copy of the Fund’s Management Agreement and current expense cap agreement; and (j) a report from the Trust’s Chief Compliance Officer summarizing his review of FCI’s compliance program. After discussing the materials, the Committee interviewed FCI’s Co-Chief Investment Officer (who also serves as a portfolio manager of the Fund) and FCI’s Chief Compliance Officer.

At the Board’s February 2016 in-person meeting, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or FCI, approved the continuation of the Fund’s Management Agreement for an additional year. The Trustees’ approval of the Management Agreement was based on a consideration of all of the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors. Because the Fund’s Management Agreement is reviewed and considered by the Board on an annual basis, the Trustees’ determinations may be based, in part, on their consideration of the Management Agreement in previous years.

(a)	The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that FCI provides to the Fund. The Trustees considered that these services include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of FCI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at FCI who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by FCI to the Fund.

(b)

Fund Performance. The Trustees reviewed and discussed the Fund’s performance for periods ended November 30, 2015. The Trustees observed that the Fund had outperformed its peer group average and median over the one-year period, and was competitive with its peer group average and median performance

18

MANAGEMENT AGREEMENT RENEWAL (Unaudited)

over the three-, five-, and ten-year periods. The Trustees also noted that the Fund had underperformed the Fund’s benchmark, the Barclays Intermediate Government/Credit Index (the “Benchmark”), over the one-, three-, five-, and ten-year periods. The Trustees considered FCI’s explanation that recent underperformance in comparison to the Benchmark is partly attributable to the Fund’s operating expenses and also due to the differences in duration and credit quality between the Benchmark and the Fund.

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by FCI using a substantially similar strategy for the one-, three- and five-year periods, noting that the Fund had underperformed the composite’s performance during these periods. The Trustees noted FCI’s representation that much of the difference in performance between the composite and the Fund is due to differences in fees and exposure to corporate debt.

(c)	Fee Rate and Profitability. The Trustees noted that although the Fund’s gross management fee is lower than the peer group average and median, its net management fee is higher than the peer group average and median. The Trustees also considered a profitability analysis prepared by FCI with respect to its management of the Fund, which showed that FCI is not earning a profit from managing the Fund. The Trustees noted FCI’s representation that it charges separate accounts managed using its fixed-income strategy a management fee that varies from 0.25% to 0.40%, in comparison to the Fund’s 0.40% gross management fee. In comparing these fees, the Trustees considered the differences between the scale and services provided by FCI to the Fund and those generally provided by FCI to its separate accounts.

The Trustees considered other potential benefits that FCI may receive in connection with its management of the Fund. These benefits include third-party research obtained by soft dollars, which may be used to benefit the Fund along with FCI’s other advisory clients. The Trustees noted FCI’s representation that, while the Fund did not execute any trades that generated soft-dollar credits over the past fiscal year, FCI did receive research from broker-dealers that FCI used to execute fixed-income trades. The Trustees determined that these types of benefits are consistent with the types of benefits typically derived by investment advisers to fixed-income mutual funds.

The Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of FCI’s services to the Fund, the fees paid by competitive mutual funds, and the costs incurred by FCI in providing services to the Fund.

(d)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which FCI will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and FCI’s lack of profitability in managing the Fund, it does not appear that FCI is realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the management fee should be implemented at this time.

19

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 627-8504 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief Financial Officer

and Treasurer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISOR

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

DISTRIBUTOR

Unified Financial Securities, LLC

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

20

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

21

Semi-Annual Report

March 31, 2016

Fund Adviser:

Pekin Singer Strauss Asset Management

161 N. Clark Street, Suite 2200

Chicago, IL 60601

Toll Free (800) 470-1029

www.appleseedfund.com

April 20, 2016

Dear Shareholders,

“I’m convinced that everything

that’s important in investing is counterintuitive,

and everything that’s obvious is wrong.”

– Howard Marks, Co-Founder of Oaktree Capital Management

Don’t let the conservative dress habits of the financial services industry fool you; the financial world is far from immune to fashion trends, at least when it comes to financial products. Financial fashionistas pioneered the Nifty Fifty in the 1970s, the Dot-Com Bubble in the 1990s, and Collateralized Debt Obligations (CDOs) in the 2000s, to the great benefit of the investment banking industry and to the detriment of their clients.1

Today, passive investments, also known as index mutual funds and index exchange traded funds (ETFs), are all the rage in the financial services industry, with the primary benefits of passive investing being low fees and high levels of diversification. The question at hand is, does passive investing deserve the hype it receives? According to the financial press, playing its usual role as the promotional engine of the latest financial fashion, the answer is an obvious and resounding yes. Our own answer is that, like all financial product fashions, today’s excessive interest in passive investments has generated a rush through the passive investing doors that creates significant risks; in our opinion, most long-term investors are better off relying on the capable hands of trusted and active investment managers.

To disclose our obvious bias on this question, we are dyed-in-the-wool active investors, through and through. We pursue a very active investing approach towards our management of the Appleseed Fund.

[1]	The Nifty Fifty refers to fifty popular large-capitalization growth stocks on the NYSE that propelled the bull market during the early 1970s, but the Nifty Fifty significantly underperformed the broader equity markets later in the decade.

www.appleseedfund.com	1	(800) 470-1029

A Brief History of Passive Investing

The first index fund, now known as the Vanguard 500 Index Fund, was launched in the mid-1970s by John Bogle, founder of the Vanguard Group. Vanguard has grown since then in tandem with the popularity of index funds; currently, the company manages over $3 trillion in assets and has become the largest mutual fund manager in the United States. As Vanguard has grown, so too, have other companies that offer index funds and ETFs whose prices track various market indexes.

As seen in the chart above, more than $1 out of every $5 invested in the markets is invested through some form of a passive mutual fund or passive ETF.

To be fair, passive index proponents have a valid point in their critique of actively managed mutual funds. Many actively managed mutual fund products can be bad for a person’s financial health, in our view. In a majority of cases, the portfolio managers themselves do not own the products they manage for others (see chart to the left), and they are quick to jump ship to another mutual fund company as soon as a more attractive opportunity presents itself. Worst of all, the investment strategy, more often than not, is an index hugging investment strategy, which means that the investment portfolio looks rather similar to a market index, but with far higher fees. We have been critical of the broader mutual fund industry for many years, and in 2006 we launched Appleseed Fund in order to

www.appleseedfund.com	2	(800) 470-1029

offer a product that, in our view, addressed many of these problems. We tried to make the fees reasonable (and over time have reduced the fees on several occasions), and our strategy is not designed to track an index; importantly, as portfolio managers, all of us have meaningful positions as shareholders in Appleseed Fund.

While conceding that passive investment products provide certain important advantages over many actively managed funds, not the least of which is lower investment fees, passive index products create their own problems that are worth understanding and which go largely underreported in the financial press.

The Market-Weighted Index Problem

Most broad stock market indexes, such as the S&P 500 Index and the MSCI World Index, are constructed to be weighted by market capitalization, which means that large-cap stocks receive a far larger weight than small-cap stocks. As a result, broad stock market indexes, and the financial products that track such indexes, hold an overweight position in large-cap stocks and especially in the most expensive large-cap stocks.

The implication of weighting indexes by market capitalization is that, during liquidity-fueled markets where unbridled investor optimism can cause excessive investment in certain sectors, passive investments can become hazardous to an investor’s financial health. Rob Arnott of Research Affiliates got to the heart of the issue when he said:

“The Achilles’ heel of indexing is that when you have a bubble and a stock is trading way higher than it should, you have your peak exposure at its peak price.”2

As financial assets inflate during strong, momentum-driven bull markets, such as we have experienced the last few years, passive strategies tend to outperform active strategies. Over the last several years, large capitalization, expensive stocks like Facebook, Amazon, Netflix, and Google (the so-called “FANG” stocks) have outperformed considerably, and, due to their outsized

[2]	Source: Loic Lemener, “The Great Debate”, Jan 22, 2016.

www.appleseedfund.com	3	(800) 470-1029

weight in various market indexes, products that track broad market indexes have outperformed many active managers with tremendous long-term track records.

However, the very same phenomenon that causes passive strategies to outperform during momentum markets usually leads to material underperformance once liquidity inevitably reverses and overvalued momentum stocks experience price deflation. This phenomenon can be seen graphically in the S&P 500 sector weighting chart below. Just prior to the bear market of 2000-2002, the largest industry sector in the S&P 500 Index by far was the technology sector due to excessive market valuations among technology stocks. Similarly, in the run up to the Financial Crisis in 2008, the largest industry sector in the S&P 500 Index in 2006 was the financial industry sector due to the housing credit bubble.

Precisely because market indexes are market cap-weighted, passive investors are overweight the riskiest, most expensive sectors at what has historically been the riskiest time in the market cycle. On the other hand, an active manager can choose to take appropriate actions in an attempt to mitigate these risks. Active investors who avoided excessively priced technology stocks during 2000-2002 outperformed by protecting capital and limiting downside

www.appleseedfund.com	4	(800) 470-1029

risk, just as active investors who were underweight leveraged financials with credit risk between 2006 and 2008 outperformed. Passive investors in market capitalization weighted index products, by definition, must hold overweight positions in the most expensive, riskiest sectors. Today, the markets are seven years removed from the Financial Crisis, and the risk of owning the S&P 500 Index might appear to be a far-fetched one to the passively inclined investor. We respectfully disagree.

Over the long-term, it is not large-cap growth stocks that have historically outperformed broader market indexes. Research suggests it is value stocks and small-cap stocks that have outperformed. Unfortunately, undervalued stocks are under-represented in market cap-weighted indexes, because they are inexpensive, while small-cap stocks are under-represented in market cap-weighted indexes because they have small capitalizations.

Furthermore, the market weighted index problem is not limited to the United States, and it is not limited to stocks. The largest country weighting in the MSCI EAFE World Index in 1989, by far, was Japan.[3] As seen in the chart to the right, Japan’s weighting in the MSCI EAFE World Index at the peak was more than 60%. For more than 20 years leading up to 1989, Japanese stocks generated tremendous investment returns. In 1989, however, investors who wanted to passively invest in overseas stocks by purchasing the MSCI EAFE index were mostly just investing in Japanese stocks at the height of one of the largest stock market bubbles in history. Over the subsequent 25 years, the Japanese stock market generated a compound return

[3]	The MSCI EAFE Index is a stock market index used to measure the performance of stock markets around the world in industrialized countries outside of the United States and Canada.

www.appleseedfund.com	5	(800) 470-1029

of -2.7% per year.4 Today, at a time when Japanese stocks represent a far more attractive risk-reward profile to investors, Japanese stocks represent just 22.5% of the MSCI EAFE World Index.5

Similarly, bond indexes are weighted (down) by the countries and companies that issue the most debt. As a result, bond index funds and bond index ETFs tend to own overweight positions in the debt of the most indebted countries and companies. Unfortunately, with more indebtedness comes heightened volatility and the risk of permanent capital impairment. For example, as seen on the chart above, the high-yield debt issues of the energy sector grew in size to make up more than 15% of the Barclays U.S. Corporate High-Yield Bond Index in 2014, representing the largest industry sector, because it was the industry which experienced the most excess in terms of high-yield bond issuance for several years prior to 2014. Passive investors who owned the high-yield bond index at that time were, in effect, choosing to own an overweight position in the high-yield debt issues of the overleveraged energy sector. Unsurprisingly, recent investment returns of the high yield bond market have been lackluster. In 2015, the total return of the iShares high yield bond ETF (NYSE: HYG) was -5.0%, and, in 2016, the energy sector is currently leading the largest wave of corporate defaults in seven years.[6]

When to Invest Actively, When to Invest Passively

While investing differently than market indexes can be a long-term advantage for active investors, it also can be a challenging endeavor because it requires an investor to be ready and willing to be not only different from the market,

[4]	Source: MSCI data from 1/1/90 to 12/31/15.
[5]	Source: MSCI as of 3/31/16.
[6]	Source: Barclays.

www.appleseedfund.com	6	(800) 470-1029

but also wrong, for an extended period of time. Disciplined active investors know this phenomenon from personal experience, but the challenges have historically resulted in long-term rewards. Active investors who are willing to invest differently from market indexes have an inherent advantage that allows them to side-step the market-weighted index problem. Avoiding significant pockets of investor excess (e.g., the Dot Com Bubble) can better position the active investor to outperform when excessively priced financial assets deflate.

It has now been seven years since investors have experienced a bear market of any lasting duration in the U.S. equity markets, which makes it difficult to remember why making active investment decisions can be helpful over the long-term. Investors have a psychological tendency to chase performance, and investors who are moving into passive index products are not immune from this age-old tendency. Therefore it is not a surprise that assets are flowing out of active strategies and into passive strategies en masse at the present moment, but, for the reasons we have been discussing, we think it is a mistake.

Today, the valuation of the stock market in the United States remains high. A high valuation makes it easy for us to say that the medium term risk/reward profile of the S&P 500 Index is not attractive. Moreover, the poor risk/reward profile of the S&P 500 Index is hardly mitigated by owning an index fund with lower-than-average investment expenses. We would rather own a basket of stocks with an average 10x P/E ratio and pay 3% per annum in fees, for example, than own a basket of stocks with an average 25x P/E ratio and pay 0% per annum in fees.

In our view, in today’s environment, the superior way to invest to generate attractive long-term returns is to own investments that look different from the S&P 500 market index, particularly at the end of an extended bull market cycle. The prudent and intelligent approach, given the excessive valuation of the S&P 500 Index, is to own a combination of selective stocks with reasonable valuations, including small-cap equities and international equities, high grade fixed income, and capital set aside in the form of gold and cash to purchase stocks at a later date at lower prices.

*******

www.appleseedfund.com	7	(800) 470-1029

Appleseed Performance and Portfolio Changes

During the first three months of 2016, Appleseed Fund Investor shares generated a 7.51% total return, exceeding the -0.35% return of the MSCI World Index. For the period ended March 31, 2016, Appleseed Fund Investor shares generated a 5.58% total return over six months, exceeding the 5.13% return of the MSCI World Index. Appleseed Fund Investor shares have generated a 5.93% annual return since inception in 2006, exceeding the return of the MSCI World Index by 2.54% per annum. During the quarter, many stocks worked; we generated 20%+ Internal Rate of Return with United Natural Foods (UNFI), Scansource (SCSC), Female Health Company (FHCO), McDermott (MDR), and Titan International (TWI). From a dollar return standpoint, the most significant contributors to performance were United Natural Foods and the Fund’s gold holdings, while the most significant detractors were LPL Financial (LPLA) and Toyo Tanso (5310-JP).

During 2015, we shared our belief that Appleseed Fund’s portfolio is positioned to excel when the dollar weakens, which helped to explain why many of the Fund’s holdings declined in price while the dollar was strengthening. With the dollar finally beginning to show weakness in the first quarter, we were glad to see many of the Fund’s holdings appreciate in price. We do not have a short-term view of the dollar, but we believe that the long-term fundamentals are likely to lead to a weaker dollar over the next decade, and Appleseed Fund is positioned accordingly.

During the quarter, we sold our Western Union (WU) shares for a gain, as the stock reached our estimate of intrinsic value. Western Union generates enormous cash flows today, but it faces long-term fundamental headwinds specifically related to technology risk. Appleseed Fund generated an attractive return on its shares over the past several years, but we decided that it was time to deploy the Fund’s capital elsewhere. We also unwound our Yahoo! stub position after it became apparent that Yahoo! was unlikely to realize our expected base case scenario with regards to its Alibaba spinoff.

Our decision to buy LPL shares for Appleseed Fund was an unforced error on our part, and we sold the Fund’s LPL shares for a loss during the quarter. LPL’s board made the decision to lever up the balance sheet during the fourth quarter, which was a challenging quarter for the company from an operational and regulatory perspective, in order to repurchase shares from insiders before

www.appleseedfund.com	8	(800) 470-1029

the bad news became known to the public. Along with a fair amount of value, management also destroyed our confidence in their ability to responsibly allocate capital.

We purchased a new position in China Mobile (CHL) during the quarter. China Mobile is the largest mobile telecom provider on the planet, with 823 million reported customers (almost four times the size of Verizon or AT&T). Along with everyone else, we are concerned about the health of China’s economy and particularly its overvalued real estate sector, but we think penetration of wireless data will increase over the next five to ten years regardless of the strength of China’s economy. In addition, China Mobile’s balance sheet is pristine, with 30% of the current market cap consisting of cash and cash equivalents, and its shares were trading at an EV/EBITDA ratio of just 4.0x when we made our initial investment.

Our net allocation to equities at the end of Q2 is 54.5%, and we continue to hold a large position in bonds, cash, and gold. We have recently approved a number of equities for our shopping list, but, with the exception of China Mobile, their share prices have not yet reached our buy limits.

*******

We appreciate your trust in our ability to manage a portion of your liquid capital by making active investment decisions with Appleseed Fund – especially so when our active strategy underperforms. We appreciate your patience during periods when our investments might be not only different than the market, but also wrong, during periods of liquidity-fueled optimism. We take a long-term view on investing, and we remain exceedingly grateful to have shareholders who share a similar perspective.

Sincerely,

Joshua Strauss, CFA

William Pekin, CFA

Adam Strauss, CFA

www.appleseedfund.com	9	(800) 470-1029

At the end of the Fund’s reporting period on March 31, 2016, the Fund’s holdings included the following (expressed as a percentage of net assets): FB – 0.00%, AMZN – 0.00%, NFLX – 0.00%, GOOG – 0.00%, HYG – 0.00%, UNFI – 6.68%, SCSC – 1.99%, FHCO – 0.04%, MDR – 1.56%, TWI – 2.37%, LPLA – 0.00%, 5310-JP – 2.57%, WU – 0.00%, CHL – 1.13%, PHYS – 14.74%., BABA – (1.60%), YHOO – 0.00%, VZ – 3.22%, T – 0.00%

Diversification does not ensure a profit or guarantee against loss.

Investing involves risk, including loss of principal. There is no guarantee that this, or any investment strategy will succeed. Small and mid cap investing involve greater risk no associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat. Investment in international markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulator and liquidity risks, foreign taxation and difference in auditing and other financial standards. Fixed income investments are affected by overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes and international economic and political developments.

Investments in commodities such as gold may be affected by overall market movements, changes in interest rates, and other factors such as embargoes and international economic and political developments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. These instruments may subject the Fund to greater volatility than investments in traditional securities.

The views and opinions expressed in this material are those of the authors. While we believe we have a reasonable basis for our appraisals and we have confidence in our opinions, actual results may differ materially from those we anticipate. These opinions are current as of the date of this letter but are subject to change. There is no guarantee that any forecasts or opinions in this material will be realized. Information should not be construed as investment advice nor be considered a recommendation to buy, sell or hold any particular security.

P/E (price/earnings) is computed by taking the price of the stock dividend by the current earnings-per-share. Companies with high P/E ratios are more likely to be considered “risky” investments.

EV / EBITDA equals a company’s enterprise value divided by earnings before interest, tax, depreciation, and amortization. Enterprise Value to EBITDA, or EV / EBITDA, is a measure of the cost of a stock which is more frequently valid for comparisons across companies than the price to earnings ratio.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-470-1029.

Distributed by Unified Financial Securities, Inc., LLC (Member FINRA).

www.appleseedfund.com	10	(800) 470-1029

INVESTMENT RESULTS – (Unaudited)

Total Returns(a)

(For the periods ended March 31, 2016)

	Six Months	One Year	Five Years	Since Inception (12/8/06)	Since Inception (1/31/11)
Appleseed Fund
Investor Class	5.58%	-4.77%	3.79%	5.93%	N/A
Institutional Class	5.80%	-4.45%	N/A	N/A	5.27%
MSCI World Index(b)	5.13%	-3.45%	6.51%	3.39%	6.90%

	Expense Ratios(c)
	Investor Class	Institutional Class
Gross	1.41%	1.22%
With Applicable Waivers	1.24%	1.05%
(less acquired fund fees/expenses and short sale/interest expense)	1.14%	0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods greater than 1 year are annualized.
(b)	The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase.The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns.The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
(c)	The expense ratios are from the Fund’s prospectus dated January 28, 2016.The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 0.95% the Fund’s average daily net assets through January 31, 2017. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 0.95% limitation. This expense cap may not be terminated prior to January 31, 2017 except by the Board of Trustees. The expense ratios above do not correlate ot the expense ratios found in the “financial highlights” section of this report. The Fund’s financial highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses. Additional information pertaining to the Fund’s expense ratios as of March 31, 2016 can be found on the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-800-470-1029.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

www.appleseedfund.com	11	(800) 470-1029

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management. The investment objective of the Appleseed Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2015 to March 31, 2016.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

13

SUMMARY OF FUND EXPENSES – continued (Unaudited)

		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period(1)	Annualized Expense Ratio
Appleseed Fund
Investor Class	Actual	$1,000.00	$1,055.80	$5.94	1.16%
	Hypothetical(2)	$1,000.00	$1,019.22	$5.84	1.16%
Institutional Class	Actual	$1,000.00	$1,058.00	$4.91	0.95%
	Hypothetical(2)	$1,000.00	$1,020.23	$4.82	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

14

APPLESEED FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 56.98%

Business Services — 1.92%
Yusen Logistics Co. Ltd. (a)	322,600	$3,757,137

Consumer Discretionary — 7.50%
adidas AG (a)	17,000	1,995,351
DSW, Inc. - Class A	200,000	5,528,000
Hyundai Home Shopping Network Corp. (a)	62,283	7,107,320

		14,630,671

Consumer Staples — 6.70%
Female Health Co./The*	37,600	70,312
United Natural Foods, Inc. (b)*	322,756	13,007,067

		13,077,379

Energy — 3.75%
McDermott International, Inc.*	741,455	3,032,551
Nabors Industries Ltd.	15,202	139,858
Suncor Energy, Inc. (a)	149,424	4,155,481

		7,327,890

Financials — 6.40%
Oaktree Capital Group LLC	162,265	8,004,532
Sberbank of Russia PJSC ADR (a)	524,393	3,639,287
Willis Towers Watson PLC (a)	7,172	851,030

		12,494,849

Industrials — 7.76%
Aggreko PLC (a)	356,354	5,516,252
Titan International, Inc.	856,353	4,607,179
Toyo Tanso Co. Ltd. (a)	401,900	5,013,246

		15,136,677

Information Technology — 8.03%
Samsung Electronics Co. Ltd. (a)	7,550	8,661,770
ScanSource, Inc.*	95,900	3,872,442
Syntel, Inc.*	62,760	3,133,607

		15,667,819

Materials — 4.43%
Mosaic Co./The	282,592	7,629,984
Rentech, Inc.*	453,713	1,007,243

		8,637,227

See accompanying notes which are an integral part of these financial statements.

15

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 56.98% – continued

Pharmaceuticals — 1.36%
Novartis AG ADR (a) (c)	36,750	$2,662,170

Real Estate Investment Trusts — 2.84%
Equity Commonwealth	196,699	5,550,846

Telecommunication Services — 6.29%
China Mobile Ltd. ADR (a)	39,700	2,201,365
SK Telecom Co. Ltd. ADR (a)	188,145	3,794,885
Verizon Communications, Inc. (c)	116,065	6,276,795

		12,273,045

TOTAL COMMON STOCKS (Cost $114,856,298)		111,215,710

Closed-End Trusts — 14.71%

Sprott Physical Gold Trust (a) (d) *	2,837,371	28,714,195

TOTAL CLOSED-END TRUSTS (Cost $28,634,900)		28,714,195

	Principal Amount

U.S. Government Securities — 7.18%

United States Treasury Note, 0.88%, 4/30/2017	$3,500,000	3,508,750
United States Treasury Note, 0.63%, 7/31/2017	3,500,000	3,497,540
United States Treasury Note, 0.75%, 10/31/2017	3,500,000	3,501,981
United States Treasury Note, 0.88%, 1/15/2018	3,500,000	3,509,569

TOTAL U.S. GOVERNMENT SECURITIES (Cost $14,051,687)		14,017,840

See accompanying notes which are an integral part of these financial statements.

16

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 4.48%

Financials — 1.57%
Western Union Co./The, 5.93%, 10/1/2016	$3,000,000	$3,067,134

Pharmaceuticals — 2.91%
Teva Pharmaceutical Finance IV BV, 2.88%, 4/15/2019 (a)	2,900,000	3,518,939
Teva Pharmaceutical Industries Ltd., 2.40%, 11/10/2016 (a)	2,145,000	2,158,702

		5,677,641

TOTAL CORPORATE BONDS (Cost $8,661,022)		8,744,775

Foreign Government Bonds — 2.39%

Singapore Government Bond, 2.50%, 6/1/2019 (e)	6,000,000	4,669,538

TOTAL FOREIGN GOVERNMENT BONDS (Cost $4,973,030)		4,669,538

Certificates of Deposit — 1.55%

Beneficial Bank, 0.15%, 4/18/2016	250,000	250,000
Community Bank, 0.25%, 5/8/2016	250,000	250,000
Community Bank, 0.75%, 9/22/2016 (f)	1,015,071	1,015,071
New Resource Bank, 0.05%, 4/18/2016	249,364	249,364
Self-Help Federal Credit Union, 0.25%, 5/28/2016	250,000	250,000
Spring Bank, 0.90%, 6/30/2016	250,000	250,000
Sunrise Bank, 0.12%, 4/3/2016	250,000	250,000
Sunrise Bank, 0.05%, 6/30/2016 (f)	500,853	500,853

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,015,288)		3,015,288

See accompanying notes which are an integral part of these financial statements.

17

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 17.09%

Dreyfus Treasury Prime Cash Management, 0.01% (c) (g)	195,840	$195,840
Federated Government Obligations Fund, 0.20% (g)	33,155,760	33,155,760

TOTAL MONEY MARKET SECURITIES (Cost $33,351,600)		33,351,600

TOTAL INVESTMENTS – LONG — 104.38% (Cost $207,543,825)		203,728,946

TOTAL INVESTMENTS – SHORT — (2.62)% (Proceeds Received $5,391,864)		(5,107,287)

TOTAL WRITTEN OPTIONS — (0.01)% (Premiums Received $43,070)		(23,563)

Liabilities in Excess of Other Assets — (1.75)%		(3,412,928)

NET ASSETS – 100.00%		$195,185,168

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2016, was $7,790,106.
(d)	Passive Foreign Investment Company
(e)	Foreign-denominated security. Principal amount is reported in Singapore Dollars.
(f)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(g)	Rate disclosed is the seven day yield as of March 31, 2016.
*	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

18

APPLESEED FUND

SCHEDULE OF SECURITIES SOLD SHORT

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - Short — (2.62%)

Consumer Discretionary — (2.62%)
Alibaba Group Holdings Ltd. (a)	(39,400)	$(3,113,782)
Under Armour, Inc.	(23,500)	(1,993,505)

TOTAL COMMON STOCKS - SHORT (Proceeds Received $5,391,864)		$(5,107,287)

(a)	Foreign security denominated in U.S. dollars.

19

APPLESEED FUND

SCHEDULE OF FUTURES CONTRACTS

March 31, 2016 (Unaudited)

Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)

Euro Currency Futures Contract June 2016	57	$8,125,017	$215,543

TOTAL FUTURES CONTRACTS	57		$215,543

See accompanying notes which are an integral part of these financial statements.

20

APPLESEED FUND

SCHEDULE OF WRITTEN OPTIONS

March 31, 2016 (Unaudited)

	Outstanding	Fair
Written Call Options — (0.01%)	Contracts	Value

United Natural Foods, Inc./May 2016/ Strike Price $45.00 (a)	(377)	$(23,563)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $ 43,070)		$(23,563)

(a)	The call contract has a multiplier of 100 shares.

21

APPLESEED FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $207,543,825)	$203,728,946
Cash	912
Cash restricted at broker for securities sold short	5,119,624
Cash held at broker (a)	228,132
Receivable for fund shares sold	740,294
Receivable for investments sold	6,588,330
Dividends and interest receivable	635,458
Receivable for net variation margin on futures contracts	42,473
Prepaid expenses	33,498

Total Assets	217,117,667

Liabilities
Options written, at value (premium received $43,070)	23,563
Investment securities sold short, at value (proceeds received $5,391,864)	5,107,287
Payable for fund shares redeemed	339,867
Payable for investments purchased	16,278,131
Payable to Adviser	108,658
Payable for Administration Plan fees, Investor Class	16,868
Payable to administrator, fund accountant, and transfer agent	24,508
Payable to custodian	9,303
Payable to trustees	2,774
Other accrued expenses	21,540

Total Liabilities	21,932,499

Net Assets	$195,185,168

Net Assets consist of:
Paid-in capital	$204,287,767
Accumulated undistributed net investment income	114,994
Accumulated undistributed net realized loss from investments	(5,925,837)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,814,879)
Securities sold short	284,577
Written options	19,507
Foreign currency translations	3,496
Futures contracts	215,543

Net Assets	$195,185,168

Net Assets: Investor Class	$106,072,977

Shares outstanding (unlimited number of shares authorized, no par value)	9,031,931

Net asset value and offering price per share	$11.74

Redemption price per share (NAV * 98%) (b)	$11.51

Net Assets: Institutional Class	$89,112,191

Shares outstanding (unlimited number of shares authorized, no par value)	7,540,995

Net asset value and offering price per share	$11.82

Redemption price per share (NAV * 98%) (b)	$11.58

(a)	Cash used as collateral for futures contract transactions.
(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

22

APPLESEED FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2016 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $57,320)	$1,173,700
Interest income	107,160

Total investment income	1,280,860

Expenses
Investment Adviser fee	826,059
Administrative services plan fee, Investor Class	133,311
Administration expenses	63,589
Fund accounting expenses	35,380
Transfer agent expenses	36,009
Legal expenses	31,229
Registration expenses	21,099
Custodian expenses	23,631
Audit expenses	9,253
Trustee expenses	6,561
Insurance expense	9,683
Pricing expenses	1,804
Report printing expense	31,081
CCO expense	4,734
Miscellaneous expenses	5,888
Other expense - short sale and interest expense	4,436
Dividend expense on securities sold short	85

Total expenses	1,243,832
Fees waived and expenses reimbursed by Adviser	(184,595)
Administrative service fee waiver	(25,836)

Net operating expenses	1,033,401

Net investment income	247,459

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(2,314,162)
Written options	45,651
Foreign currency translations	(18,059)
Futures contracts	(634,761)
Change in unrealized appreciation (depreciation) on:
Investment securities	14,537,147
Securities sold short	(2,048,377)
Written options	(19,757)
Foreign currency translations	10,601
Futures contracts	588,794

Net realized and unrealized gain (loss) on investment securities, securities sold short, written options, foreign currency translations and futures contracts	10,147,077

Net increase in net assets resulting from operations	$10,394,536

See accompanying notes which are an integral part of these financial statements.

23

APPLESEED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

Increase (Decrease) in Net Assets due to:

Operations
Net investment income	$247,459	$114,028
Net realized gain (loss) on investment securities, written options, securities sold short, foreign currency translations and futures contracts	(2,921,331)	6,843,219
Change in unrealized appreciation (depreciation) on investment securities, written options, securities sold short, foreign currency translations and futures contracts	13,068,408	(28,457,058)

Net increase (decrease) in net assets resulting from operations	10,394,536	(21,499,811)

Distributions
From net investment income - Institutional Class	(124,811)	(119,893)
From net realized gains - Investor Class	(2,617,671)	(16,002,495)
From net realized gains - Institutional Class	(2,084,654)	(11,931,182)

Total distributions	(4,827,136)	(28,053,570)

Capital Transactions - Investor Class
Proceeds from shares sold	13,243,972	26,541,991
Reinvestment of distributions	2,584,223	15,794,505
Amount paid for shares redeemed	(25,013,981)	(71,711,449)
Proceeds from redemption fees (a)	6,250	12,921

Total Investor Class	(9,179,536)	(29,362,032)

Capital Transactions - Institutional Class
Proceeds from shares sold	7,767,787	22,103,901
Reinvestment of distributions	2,171,206	11,816,717
Amount paid for shares redeemed	(16,197,491)	(40,575,183)
Proceeds from redemption fees (a)	1,366	7,204

Total Institutional Class	(6,257,132)	(6,647,361)

Net decrease in net assets resulting from capital transactions	(15,436,668)	(36,009,393)

Total Decrease in Net Assets	(9,869,268)	(85,562,774)

See accompanying notes which are an integral part of these financial statements.

24

APPLESEED FUND

STATEMENTS OF CHANGES IN NET ASSETS – continued

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

Net Assets
Beginning of period	$205,054,436	$290,617,210

End of period	$195,185,168	$205,054,436

Accumulated undistributed net investment income (loss) included in net assets at end of period	$114,994	$(7,654)

Share Transactions - Investor Class
Shares sold	1,181,550	2,085,107
Shares issued in reinvestment of distributions	235,357	1,308,575
Shares redeemed	(2,249,674)	(5,700,691)

Total Investor Class	(832,767)	(2,307,009)

Share Transactions - Institutional Class
Shares sold	699,544	1,736,448
Shares issued in reinvestment of distributions	196,667	974,173
Shares redeemed	(1,426,868)	(3,249,409)

Total Institutional Class	(530,657)	(538,788)

Net decrease in shares outstanding	(1,363,424)	(2,845,797)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

25

[THIS PAGE INTENTIONALLY LEFT BLANK]

APPLESEED FUND — INVESTOR CLASS FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2016 (Unaudited)

Selected Per Share Data:
Net asset value, beginning of period	$11.40
Investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.61

Total from investment operations	0.62

Less distributions to shareholders:
From net investment income	—
From net realized gain	(0.28)

Total distributions	(0.28)

Paid in capital from redemption fees	—	(c)

Net asset value, end of period	$11.74

Total Return (d)	5.58	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$106,073
Ratio of net expenses to average net assets (f)	1.16	%(g)
Ratio of net expenses to average net assets (excluding short sale and interest expense) (f)	1.16	%(g)
Ratio of net expenses to average net assets before waiver and reimbursement (f)	1.40	%(g)
Ratio of net investment income (loss) to average net assets	0.17	%(g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(0.07	)%(g)
Portfolio turnover rate	40	%(e)

(a)	Net investment income per share is based on average shares outstanding during the year.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

27

Year ended September 30, 2015		Year ended September 30, 2014	Year ended September 30, 2013	Year ended September 30, 2012	Year ended September 30, 2011

$13.96		$14.80	$13.07	$12.32	$12.45
(0.01)		0.03	0.07	0.05 (a)	0.04
(1.15)		0.36	2.17	1.44	0.06	(b)

(1.16)		0.39	2.24	1.49	0.10

—		— (c)	(0.23)	(0.12)	(0.12)
(1.40)		(1.23)	(0.28)	(0.63)	(0.11)

(1.40)		(1.23)	(0.51)	(0.75)	(0.23)

—	(c)	— (c)	— (c)	0.01	—	(c)

$11.40		$13.96	$14.80	$13.07	$12.32

(8.90)%		2.85%	17.79%	12.86%	0.74%

$112,447		$169,903	$249,372	$205,232	$168,961
1.22	%(h)	1.26%	1.29%	1.25%	1.24	%(i)
1.20	%(h)	1.24%	1.24%	1.24%	1.24	%(i)
1.39%		1.48%	1.51%	1.52%	1.48%
(0.06)%		0.40%	0.34%	0.38%	0.25%
(0.23)%		0.18%	0.12%	0.11%	0.01%
52%		53%	63%	76%	68%

(h)	Effective October 1, 2014, the Adviser has contractually agreed to cap the Fund’s expenses at 0.95% excluding fees paid pursuant to an Administrative Services Plan. Prior to October 1, 2014, the Fund’s expense cap was 0.99%.
(i)	Effective January 28, 2011, the Adviser contractually agreed to cap the Fund’s expenses at 0.99% excluding fees paid pursuant to an Administrative Services Plan. Prior to January 28, 2011, the Fund’s expense cap was 1.24%. Also effective January 28, 2011, the Fund adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Investor Class shares.

See accompanying notes which are an integral part of these financial statements.

28

APPLESEED FUND — INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2016 (Unaudited)

Selected Per Share Data
Net asset value, beginning of period	$11.47
Investment operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments	0.63

Total from investment operations	0.65

Less Distributions to shareholders:
From net investment income	(0.02)
From net realized gain	(0.28)

Total distributions	(0.30)

Paid in capital from redemption fees	—	(c)

Net asset value, end of period	$11.82

Total Return (d)	5.80	%(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$89,112
Ratio of expenses to average net assets (f)	0.95	%(g)
Ratio of net expenses to average net assets (excluding short sale and interest expense) (f)	0.95	%(g)
Ratio of expenses to average net assets before waiver and reimbursement (f)	1.14	%(g)
Ratio of net investment income (loss) to average net assets	0.36	%(g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	0.17	%(g)
Portfolio turnover rate	40	%(e)

(a)	For the period January 31, 2011 (commencement of operations) through September 30, 2011.
(b)	Net investment income per share is based on average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g)	Annualized.
(h)	Effective October 1, 2014, the Adviser contractually agreed to cap the Fund’s expenses at 0.95%. Prior to October 1, 2014, the Fund’s expense cap was 0.99%.

See accompanying notes which are an integral part of these financial statements.

29

Year ended September 30, 2015		Year ended September 30, 2014	Year ended September 30, 2013	Year ended September 30, 2012	Year ended September 30, 2011(a)

$14.02		$14.86	$13.09	$12.35	$12.59

0.02		0.13	0.08 (b)	0.08 (b)	0.05	(b)
(1.16)		0.30	2.20	1.44	(0.30)

(1.14)		0.43	2.28	1.52	(0.25)

(0.01)		(0.04)	(0.23)	(0.15)	—
(1.40)		(1.23)	(0.28)	(0.63)	—

(1.41)		(1.27)	(0.51)	(0.78)	—

—	(c)	— (c)	— (c)	— (c)	0.01

$11.47		$14.02	$14.86	$13.09	$12.35

(8.68)%		3.10%	18.07%	13.00%	(1.91	)%(e)

$92,607		$120,714	$54,396	$32,996	$11,856
0.97	%(h)	1.01%	1.04%	1.01%	0.99	%(g)

0.95	%(h)	0.99%	0.99%	0.99%	0.99	%(g)

1.14%		1.23%	1.26%	1.27%	1.34	%(g)
0.18%		0.44%	0.55%	0.64%	0.58	%(g)

0.01%		0.22%	0.33%	0.38%	0.23	%(g)
52%		53%	63%	76%	68	%(e)

See accompanying notes which are an integral part of these financial statements.

30

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 8, 2006; and Institutional Class shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

31

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange traded funds (ETFs) and futures. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker

32

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The Fund’s social and environmental screens are not applied to short sales.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

33

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITs) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term

34

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

35

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end trusts and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations

36

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign government bonds and U.S. Government Securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

37

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Option contracts are generally valued using the closing price based on quoted data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

38

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$111,215,710	$—	$—	$111,215,710
Closed-End Trusts	28,714,195	—	—	28,714,195
U.S. Government Securities	—	14,017,840	—	14,017,840
Corporate Bonds*	—	8,744,775	—	8,744,775
Foreign Government Bonds	—	4,669,538	—	4,669,538
Certificates of Deposit	—	3,015,288	—	3,015,288
Money Market Securities	33,351,600	—	—	33,351,600
Futures Contracts**	215,543	—	—	215,543

Total	$173,497,048	$30,447,441	$—	$203,944,489

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks	$(5,107,287)	$—	$—	$(5,107,287)
Written Option Contracts	(23,563)	—	—	(23,563)

Total	$(5,130,850)	$—	$—	$(5,130,850)

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the gross unrealized appreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended March 31, 2016.

39

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

Currency Futures Contracts – The Fund entered into currency futures contracts (long and short) to hedge its foreign currency exposure during the period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of March 31, 2016, is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2016, and the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016.

40

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

At March 31, 2016:

	Location of Derivatives on
Derivatives	Statement of Assets & Liabilities	Amount
Foreign Exchange Risk:
Futures contracts	Receivable for net variation margin on futures contracts	$42,473
Equity Price Risk:
Written option contracts	Options, written, at value	$5,107,287

For the period ended March 31, 2016:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Contracts Sold Short/ Written	Contracts Expired/Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Futures contracts	Net realized and unrealized gain (loss) on futures contracts	362	750	$(634,761)	$588,794
Equity Price Risk:
Written option contracts	Net realized and unrealized gain (loss) on written options	1,347	2,312	$45,651	$(19,757)

Balance Sheet Offsetting Information

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities.

Futures Contracts				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amount Offset in Statement of Assets and Liabilities	Net Amount of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Futures contracts	$42,473	$—	$42,473	$—	$—	$42,473

41

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

For financial reporting purposes, it is the Fund’s policy to disclose the net variation margin receivable or payable on futures contracts at the reporting period end.

Transactions in written options by the Fund during the period ended March 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2015	1,342	$59,394
Options written	1,347	77,281
Options closed	(970)	(34,211)
Options expired	(1,342)	(59,394)

Options outstanding at March 31, 2016	377	$43,070

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average net assets. For the period ended March 31, 2016, before the waiver described below, the Adviser earned a fee of $826,059 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses through January 31, 2017, so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Investor Class only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, any 12b-1 fees, and extraordinary expenses do not exceed 0.95%. For the period ended March 31, 2016, the Adviser waived fees of $184,595. At March 31, 2016, the Adviser was owed $108,658 from the Fund for advisory services.

42

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at March 31, 2016 are as follows:

Amount	Recoverable through September 30,
$603,276	2016
$657,451	2017
$436,598	2018
$184,595	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended March 31, 2016, Ultimus earned fees of $63,589 for administrative services provided to the Fund. At March 31, 2016, the Fund owed Ultimus $10,570 for administrative services.

The Trust retains Ultimus to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended March 31, 2016, Ultimus earned fees of $36,009 from the Fund for transfer agent services. For the period ended March 31, 2016, Ultimus earned fees of $35,380 from the Fund for fund accounting services. At March 31, 2016, the Fund owed Ultimus $7,967 for transfer agent services and $5,971 for fund accounting services.

Unified Financial Securities, LLC (the “Distributor”), formerly Unified Financial Securities, Inc., acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor for serving as principal underwriter by the Fund for the period ended March 31, 2016.

43

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are employees of Ultimus. Both Ultimus and the Distributor operate as a wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Prior to December 31, 2015, HASI and the Distributor operated as wholly-owned subsidiaries of Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. Officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. Effective November 2, 2015, the Adviser has contractually agreed to waive its receipt of payments under the Administrative Services Plan, to the extent such payments exceed an annual rate of 0.19% of the average daily net assets of Investor Class shares. This contractual waiver is in effect through January 31, 2017. For purposes of the Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. For the period ended March 31, 2016, the Investor Class incurred Administrative Service fees of $133,311. At March 31, 2016, $16,868 was owed to the Adviser pursuant to the Administrative Services Plan.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to

44

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund does not currently intend to activate the Plan prior to January 31, 2017.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2016, purchases and sales of investment securities, other than short-term investments and short securities were as follows:

Purchases
U.S. Government Obligations	$14,051,687
Other	55,829,890
Sales
U.S. Government Obligations	$3,000,000
Other	89,355,259

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

45

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2016, Pershing LLC, for the benefit of its customers, owned 33.56% of the Fund. As a result, Pershing LLC may be deemed to control the Fund.

NOTE 9. FEDERAL TAX INFORMATION

At March 31, 2016, the appreciation (depreciation) of investments, including securities sold short, written options and futures contracts, for tax purposes, was as follows:

Amount
Gross Appreciation	$12,499,935
Gross (Depreciation)	(15,754,666)

Net Depreciation on Investments	$(3,254,731)

At March 31, 2016, the aggregate cost of securities, net of proceeds for securities sold short, for federal income tax purposes, was $201,926,682.

The tax characterization of distributions for the fiscal year ended September 30, 2015, was as follows:

2015
Distributions paid from:
Ordinary Income*	$2,683,852
Long-term Capital Gain	25,369,718

$28,053,570

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$124,810
Undistributed long-term capital gains	4,702,315
Accumulated capital and other losses	(3,191,567)
Unrealized appreciation (depreciation)	(16,305,558)

$(14,670,000)

46

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2016 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – continued

At September 30, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales of $463,260 and basis adjustments for investments in passive foreign investment companies.

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended September 30, 2015, the Fund deferred post October capital losses in the amount of $2,914,488 and late year ordinary losses in the amount of $277,079.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

47

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management, Inc.

161 N. Clark Street, Suite 2200

Chicago, IL 60601

DISTRIBUTOR

Unified Financial Securities, LLC

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

48

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

50

IRON Funds

Performance Results – (Unaudited)

Total Returns(a) as of March 31, 2016
	Six Months	One Year	Five Year	Since Inception (10/11/06)	Since Inception (2/2/09)
IRON Strategic Income Fund
Institutional Class	0.52%	-2.46%	2.15%	5.81%	N/A
Investor Class	0.43%	-2.72%	1.80%	N/A	6.78%
Credit Suisse Hedge Fund Index(b)	-2.32%	-5.24%	2.65%	4.18%	5.98%

Expense Ratios(c)
Institutional Class	Investor Class
1.57%	1.92%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

(b) The Credit Suisse Hedge Fund Index is an asset weighted hedge fund index based only on funds with over $50 million under management, a 12-month track record and audited financial statements. The index is calculated and rebalanced on a monthly basis, and reflects performance net of all hedge fund component performance fees and expenses. In addition, the “Since Inception” return for the Credit Suisse Hedge Fund Index is as of September 29, 2006 for the Institutional Class and January 31, 2009 for the Investor Class.

(c) The expense ratios are from the Fund’s prospectus dated January 28, 2016. Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus. The Fund’s Financial Highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses. Additional information pertaining to the Fund's expense ratios as of March 31, 2016 can be found on the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

IRON Funds

Performance Results – (Unaudited) (continued)

Total Returns(a) as of March 31, 2016
Since Inception (10/30/15)
IRON Equity Premium Income Fund
Institutional Class	-0.94%
Investor Class	-1.04%
CBOE S&P 500 BuyWrite Index(b)	-1.15%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	1.83%	2.18%
With Applicable Waivers	1.10%	1.45%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

(b) The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. A “Buy-Write” strategy generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes covered call options that correspond to the stock or basket of stocks.

(c) The expense ratios are from the Fund’s prospectus dated January 28, 2016. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2017. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.00% limitation. This expense cap may not be terminated prior to this date except upon approval by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2016 can be found on the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

IRON Funds

Fund Holdings – (Unaudited)

1	As a percent of net assets.

The investment objective of the IRON Strategic Income Fund is to maximize total return. Total return is comprised of both income and capital appreciation.

1	As a percent of net assets

The investment objective of the IRON Equity Premium Fund seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index.

IRON Funds

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2015 and held through March 31, 2016.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only

IRON Funds

Summary of Funds’ Expenses – (Unaudited) (continued)

and will not help you determine the relative costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period (1)	Annualized Expense Ratio
IRON Strategic Income Fund
Institutional Class	Actual	$1,000.00	$1,005.20	$6.42	1.28%
	Hypothetical (2)	$1,000.00	$1,018.60	$6.46	1.28%
Investor Class	Actual	$1,000.00	$1,004.30	$8.18	1.63%
	Hypothetical (2)	$1,000.00	$1,016.84	$8.23	1.63%
IRON Equity Premium Income Fund
Institutional Class	Actual (3)	$1,000.00	$990.60	$4.19	1.00%
	Hypothetical (2)	$1,000.00	$1,020.00	$5.05	1.00%
Investor Class
	Actual (3)	$1,000.00	$989.60	$5.65	1.35%
	Hypothetical (2)	$1,000.00	$1,018.25	$6.81	1.35%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(2)	Hypothetical assumes 5% annual return before expenses.

(3)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the period since commencement of operations on October 30, 2015). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning October 30, 2015 through March 31, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

IRON STRATEGIC INCOME FUND

Schedule of Investments	March 31, 2016

(Unaudited)

Convertible Notes – 10.69%	Principal Amount	Fair Value
Convertible Notes – Domestic – 9.76%
Ares Capital Corp., 4.750%, 1/15/2018	$750,000	$762,188
Ciena Corp., 0.875%, 6/15/2017	1,000,000	986,250
Cornerstone OnDemand, Inc., 1.500%, 7/1/2018	1,000,000	994,375
Hologic, Inc., 0.000%, 12/15/2043	750,000	933,750
IAS Operating Partnership LP, 5.000%, 3/15/2018 (a)	1,000,000	947,500
Liberty Interactive, LLC, 1.000%, 9/30/2043 (a)	750,000	646,875
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	750,000	744,375
Meritage Homes Corp., 1.875%, 9/15/2032	750,000	747,188
National Health Investors, Inc., 3.250%, 4/1/2021	750,000	773,437
NRG Yield, Inc., 3.500%, 2/1/2019 (a)	750,000	706,406
Nuance Communications, Inc., 2.750%, 11/1/2031	1,000,000	1,004,375
PDL BioPharma, Inc., 4.000%, 2/1/2018	750,000	681,094
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	488,438
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	480,625
SEACOR Holdings, Inc., 3.000%, 11/15/2028	1,000,000	775,000
Spectranetics Corp./The, 2.625%, 6/1/2034	750,000	596,719
Starwood Property Trust, Inc., 4.000%, 1/15/2019	1,000,000	1,010,625
Toll Brothers Finance Corp., 0.500%, 9/15/2032	750,000	731,250
Viavi Solutions, Inc., 0.625%, 8/15/2033	750,000	733,594
WebMD Health Corp., 2.500%, 1/31/2018	1,000,000	1,147,500

		15,891,564

Convertible Notes – China – 0.48%
SouFun Holdings Ltd., 2.000%, 12/15/2018 (b)	750,000	731,250

Convertible Notes – Mexico – 0.45%
Cemex SAB de CV, 3.750%, 3/15/2018 (b)	750,000	785,156

Total Convertible Notes (Cost $17,699,665)		17,407,970

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2016

(Unaudited)

U.S. Treasury Obligations – 3.16%	Principal Amount	Fair Value
United States Treasury Bill, 0.000%, 4/28/2016	$5,000,000	$4,999,380
United States Treasury Bill, 0.000%, 9/22/2016	150,000	149,730

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,149,113)		5,149,110

Mutual Funds – 48.26%	Shares
American Beacon SiM High Yield Opportunities Fund	83,227	745,714
BlackRock High Yield Portfolio – BlackRock Class	1,030,150	7,375,877
Columbia High Yield Bond Fund – Class R5	463,076	1,291,983
Deutsche High Income Fund – Institutional Class	1,406,780	6,175,766
Eaton Vance High Income Opportunities Fund – Class I	1,503,788	6,451,253
Eaton Vance Income Fund of Boston – Institutional Class	1,856,240	10,190,760
Federated Institutional High-Yield Bond Fund – Institutional Class	1,033,773	9,583,073
Fidelity Capital & Income Fund	4,408	40,161
Janus High-Yield Fund – Class I	1,030,757	8,256,362
Lord Abbett High Yield Fund – Class I	240,545	1,671,785
Northern High Yield Fixed Income Fund	842,854	5,411,121
PIMCO High Yield Fund – Institutional Class	695,600	5,822,176
Principal High Yield Fund – Institutional Class	39,437	266,594
Prudential High Yield Fund – Class Q	1,080,912	5,545,079
T Rowe Price Institutional High Yield Fund	9,693	80,064
Vanguard High-Yield Corporate Fund – Admiral Shares	1,737,129	9,710,549

TOTAL MUTUAL FUNDS (Cost $81,081,455)		78,618,317

Exchange-Traded Funds – 7.83%
iShares 20+ Year Treasury Bond ETF	1,821	237,841
iShares 7-10 Year Treasury Bond ETF	800	88,272
iShares iBoxx $ High Yield Corporate Bond ETF	50,800	4,149,852

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2016

(Unaudited)

Exchange-Traded Funds (continued)	Shares	Fair Value
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	22,069	$2,051,534
PowerShares Fundamental High Yield Corporate Bond Portfolio (c)	116,228	2,068,858
ProShares UltraShort 7-10 Year Treasury	2,190	46,275
SPDR Barclays High Yield Bond ETF	120,011	4,110,377

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,659,014)		12,753,009

Money Market Securities (d)(e) – 29.43%
Federated Treasury Obligations Fund, Institutional Class – Institutional Shares, 0.17%	11,968,965	11,968,965
Fidelity Institutional Money Market Treasury Only – Class I, 0.17%	11,968,965	11,968,965
First American Treasury Obligations Fund – Class Z, 0.16% (f)	12,032,840	12,032,840
Wells Fargo Treasury Plus Money Market Fund – Class I, 0.13%	11,968,965	11,968,965

TOTAL MONEY MARKET SECURITIES (Cost $47,939,735)		47,939,735

TOTAL INVESTMENTS – 99.37% (Cost $164,528,982)		$161,868,141

Other Assets in Excess of Liabilities – 0.63%		1,021,698

NET ASSETS – 100.00%		$162,889,839

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	All or a portion of the security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016 was $62,300.
(d)	Rate disclosed is the seven day yield as of March 31, 2016.
(e)	All or a portion of these securities are held as collateral for outstanding swap agreements.
(f)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of March 31, 2016.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2016

(Unaudited)

Total Return Swap Contracts
Counter Party	Reference Entry/ Obligation	Fund Pays	Fund Receives	Termination Date	Units	Notional Amount	Net Unrealized Gain/(Loss)
Nomura	SPDR Barclays High Yield Bond ETF	Total Return	1-month USD LIBOR minus 55 basis points	4/6/2016	760,000	$26,030,000	$(58,529)
Nomura	iShares iBoxx $High Yield Corporate Bond ETF	Total Return	1-month USD LIBOR minus 80 basis points	4/6/2016	172,000	$14,050,680	$(21,781)

						$40,080,680	$(80,310)

Open Futures Contracts

	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Expires June 2016	5	$651,953	$(1,804)

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND

Schedule of Investments	March 31, 2016

(Unaudited)

Exchange-Traded Funds – 98.94%	Shares	Fair Value
SPDR S&P 500 ETF Trust (a)	22,500	$4,625,100

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,665,970)		4,625,100

Money Market Securities – 2.75%
Fidelity Institutional Money Market Funds Treasury Portfolio – Class I, 0.19% (b)	128,381	128,381

TOTAL MONEY MARKET SECURITIES (Cost $128,381)		128,381

TOTAL INVESTMENTS – 101.69% (Cost $4,794,351)		$4,753,481

Written Call Options – (2.00)% (Premium Received $37,415)		(93,712)

Other Assets in Excess of Liabilities – 0.31%		14,685

NET ASSETS – 100.00%		$4,674,454

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day yield as of March 31, 2016.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND

Schedule of Written Options	March 31, 2016

(Unaudited)

Written Call Options — (2.00)%	Outstanding Contracts	Fair Value
SPDR S&P 500 ETF Trust/April 2016/ Strike Price $202.00 (a)	(225)	$(93,712)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $37,415)		$(93,712)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Assets and Liabilities	March 31, 2016

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Assets
Investments in securities at fair value (cost $164,528,982 and $4,794,351) (a)	$161,868,141	$4,753,481
Cash held at broker	26,756	—
Receivable for fund shares sold	35,255	—
Receivable for investments sold	1,379,218	—
Dividends and interest receivable	358,227	23,636
Receivable from Adviser	—	13,602
Prepaid expenses	28,310	18,461

Total Assets	163,695,907	4,809,180

Liabilities
Unrealized loss on swap contracts	80,310	—
Options written, at value (premium received $0 and $37,415)	—	93,712
Payable for fund shares redeemed	133,234	—
Payable for investments purchased	328,590	—
Payable for net variation margin on futures contracts	1,804	—
Payable upon return of securities loaned	63,875	—
Payable to Adviser	137,137	—
Payable for 12b-1 fees, Investor Class	1,845	23
Payable for Administration Plan fees, Investor Class	738	9
Payable to administrator, fund accountant, and transfer agent	35,198	17,367
Payable to custodian	11,591	742
Payable to trustees	3,124	—
Other accrued expenses	8,622	22,873

Total Liabilities	806,068	134,726

Net Assets	$162,889,839	$4,674,454

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Assets and Liabilities (continued)	March 31, 2016

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Net Assets consist of:
Paid-in capital	$185,564,994	$4,741,426
Accumulated undistributed net investment (loss)	(64,109)	(1,023)
Accumulated undistributed net realized gain (loss) from investments	(19,868,091)	31,218
Net unrealized appreciation (depreciation) on:
Investment securities	(2,660,841)	(40,870)
Written options	—	(56,297)
Swap Contracts	(80,310)	—
Futures contracts	(1,804)	—

Net Assets	$162,889,839	$4,674,454

Net Assets: Institutional Class	$154,310,810	$4,563,572

Shares outstanding (unlimited number of shares authorized, no par value)	14,917,990	463,630

Net asset value and offering price per share	$10.34	$9.84

Redemption price per share (NAV * 99%) (b)	$10.24	$9.74

Net Assets: Investor Class	$8,579,029	$110,882

Shares outstanding (unlimited number of shares authorized, no par value)	823,714	11,269

Net asset value and offering price per share	$10.42	$9.84

Redemption price per share (NAV * 99%) (b)	$10.32	$9.74

(a)	Investments include securities purchased with cash proceeds from securities loaned.
(b)	The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Operations	For the Six Months Ended March 31, 2016

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund (a)
Investment Income
Dividend income	$3,841,927	$60,004
Interest income	309,119	—
Income from securities loaned	82,273	—

Total investment income	4,233,319	60,004

Expenses
Investment Adviser fee	968,004	19,493
Administration plan fee, Investor Class	5,130	34
12b-1 fees, Investor Class	12,824	85
Administration expenses	81,657	3,576
Fund accounting expenses	35,197	2,616
Transfer agent expenses	32,603	11,952
Legal expenses	15,081	11,428
Registration expenses	20,102	3,327
Custodian expenses	20,168	1,507
Audit expenses	10,503	7,997
Trustee expenses	6,461	6,840
Insurance expense	12,393	1,349
Pricing expenses	4,604	500
Report printing expense	14,945	1,936
Offering expense	—	24,082
Organizational expense	—	2,945
CCO expense	4,667	3,536
Miscellaneous expenses	8,800	2,721

Total Expenses	1,253,139	105,924

Fees waived and expenses reimbursed by Adviser	—	(84,045)

Net investment income	2,980,180	38,125

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Operations (continued)	For the Six Months Ended March 31, 2016

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund (a)

Net Realized and Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	$49,529	$—
Net realized gain (loss) on:
Investment securities	(12,533,389)	(35,098)
Swap contracts	2,474,323	—
Written options	—	66,316
Futures contracts	(44,168)	—
Change in unrealized appreciation (depreciation) on:
Investment securities	10,408,828	(40,870)
Swap contracts	(3,124,590)	—
Written options	—	(56,297)
Futures contracts	(1,804)	—

Net realized and unrealized gain (loss) on investment securities, swap contracts, futures contracts and written option contracts	(2,771,271)	(65,949)

Net increase (decrease) in net assets resulting from operations	$208,909	$(27,824)

(a)	For the period October 30, 2015 (commencement of operations) to March 31, 2016.

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Changes in Net Assets	March 31, 2016

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,980,180	$9,527,399	$38,125
Long term capital gain dividends from investment companies	49,529	1,691,971	—
Net realized gain (loss) on investment securities, swap contracts, futures contracts and written option contracts	(10,103,234)	(10,832,442)	31,218
Change in unrealized appreciation (depreciation) on investment securities, swap contracts, futures contracts and written option contracts	7,282,434	(12,296,403)	(97,167)

Net increase (decrease) in net assets resulting from operations	208,909	(11,909,475)	(27,824)

Distributions
From net investment income – Institutional Class	(2,983,773)	(8,172,668)	(38,548)
From net investment income – Investor Class	(141,431)	(494,986)	(600)
From net realized gains – Institutional Class	—	(8,246,403)	—
From net realized gains – Investor Class	—	(542,651)	—

Total distributions	(3,125,204)	(17,456,708)	(39,148)

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Changes in Net Assets (continued)	March 31, 2016

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (a) (Unaudited)

Capital Transactions – Institutional Class
Proceeds from shares sold	$11,738,863	$59,561,006	$6,632,298
Reinvestment of distributions	2,808,779	14,944,520	38,548
Amount paid for shares redeemed	(87,582,892)	(195,456,053)	(2,041,995)
Proceeds from redemption fees (b)	468	5,040	141

Total Institutional Class	(73,034,782)	(120,945,487)	4,628,992

Capital Transactions – Investor Class
Proceeds from shares sold	404,558	11,972,122	118,717
Reinvestment of distributions	140,452	1,023,402	600
Amount paid for shares redeemed	(4,363,945)	(22,928,072)	(6,883)
Proceeds from redemption fees (b)	—	346	—

Total Investor Class	(3,818,935)	(9,932,202)	112,434

Net increase (decrease) in net assets resulting from capital transactions	(76,853,717)	(130,877,689)	4,741,426

Total Increase (Decrease) in Net Assets	(79,770,012)	(160,243,872)	4,674,454

Net Assets
Beginning of period	242,659,851	402,903,723	—

End of period	$162,889,839	$242,659,851	$4,674,454

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(64,109)	$80,915	$(1,023)

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Changes in Net Assets (continued)	March 31, 2016

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (a) (Unaudited)

Share Transactions – Institutional Class
Shares sold	1,141,341	5,412,629	664,441
Shares issued in reinvestment of distributions	275,911	1,370,655	3,865
Shares redeemed	(8,500,060)	(17,839,431)	(204,676)

Total Institutional Class	(7,082,808)	(11,056,147)	463,630

Share Transactions – Investor Class
Shares sold	38,661	1,069,313	11,949
Shares issued in reinvestment of distributions	13,689	93,119	60
Shares redeemed	(418,252)	(2,082,033)	(740)

Total Investor Class	(365,902)	(919,601)	11,269

Net increase (decrease) in shares outstanding	(7,448,710)	(11,975,748)	474,899

(a)	For the period October 30, 2015 (commencement of operations) to March 31, 2016.
(b)	The Funds charge a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

This page intentionally left blank.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015
Selected Per Share Data:
Net asset value, beginning of period	$10.46		$11.45

Investment operations:
Net investment income (a)	0.16		0.34
Net realized and unrealized gain (loss)	(0.11)		(0.76)

Total from investment operations	0.05		(0.42)

Less distributions to shareholders:
From net investment income	(0.17)		(0.30)
Tax return of capital	—		—
From net capital gains	—		(0.27)

Total distributions	(0.17)		(0.57)

Paid in capital from redemption fees	—	(c)	— (c)

Net asset value, end of period	$10.34		$10.46

Total Return (d)	0.52	%(e)	-3.75%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$154,311		$230,120
Ratio of expenses to average net assets (f)	1.28	%(g)	1.19%
Ratio of net investment income to average net assets (a)	3.11	%(g)	2.98%
Portfolio turnover rate	392	%(e)	191%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Per share amounts calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

$11.47	$11.33	$11.13	$11.96

0.48	0.52 (b)	0.52 (b)	0.47
(0.01)	0.04	0.68	(0.49)

0.47	0.56	1.20	(0.02)

(0.49)	(0.42)	(0.49)	(0.51)
—	—	(0.02)	—
—	—	(0.49)	(0.30)

(0.49)	(0.42)	(1.00)	(0.81)

— (c)	— (c)	— (c)	— (c)

$11.45	$11.47	$11.33	$11.13

4.14%	5.02%	11.22%	-0.39%

$378,785	$414,438	$488,713	$548,976
1.15%	1.15%	1.13%	1.11%

4.07%	4.51%	4.61%	3.95%
45%	43%	72%	98%

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015
Selected Per Share Data:
Net asset value, beginning of period	$10.54		$11.53

Investment operations:
Net investment income (a)	0.16		0.31
Net realized and unrealized gain (loss)	(0.12)		(0.77)

Total from investment operations	0.04		(0.46)

Less distributions to shareholders:
From net investment income	(0.16)		(0.26)
Tax return of capital	—		—
From net capital gains	—		(0.27)

Total distributions	(0.16)		(0.53)

Paid in capital from redemption fees	—		— (c)

Net asset value, end of period	$10.42		$10.54

Total Return (d)	0.43	%(e)	-4.08%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$8,579		$12,540
Ratio of expenses to average net assets (f)	1.63	%(g)	1.54%
Ratio of net investment income to average net assets (a)	2.77	%(g)	2.61%
Portfolio turnover rate	392	%(e)	191%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Per share amounts calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011

$11.55	$11.41	$11.21	$12.02

0.40	0.45 (b)	0.48 (b)	0.56
0.04	0.08	0.68	(0.65)

0.44	0.53	1.16	(0.09)

(0.46)	(0.39)	(0.45)	(0.42)
—	—	(0.02)	—
—	—	(0.49)	(0.30)

(0.46)	(0.39)	(0.96)	(0.72)

— (c)	— (c)	— (c)	— (c)

$11.53	$11.55	$11.41	$11.21

3.77%	4.60%	10.86%	-0.88%

$24,328	$14,154	$4,199	$4,084
1.50%	1.49%	1.48%	1.46%

3.64%	3.90%	4.26%	4.58%
45%	43%	72%	98%

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during the period

	For the Period Ended March 31, 2016 (a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (b)	0.07
Net realized and unrealized gain (loss)	(0.16)

Total from investment operations	(0.09)

Less distributions to shareholders:
From net investment income	(0.07)

Total distributions	(0.07)

Paid in capital from redemption fees	—	(c)

Net asset value, end of period	$9.84

Total Return (d)	-0.94	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,564
Ratio of expenses to average net assets (f)	1.00	%(g)
Ratio of expenses to average net assets before waiver/reimbursement	4.86	%(g)
Ratio of net investment income to average net assets (b)	1.75	%(g)
Portfolio turnover rate	38	%(e)

(a)	For the period October 30, 2015 (commencement of operations) to March 31, 2016.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during the period

	For the Period Ended March 31, 2016 (a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (b)	0.07
Net realized and unrealized gain (loss)	(0.17)

Total from investment operations	(0.10)

Less distributions to shareholders:
From net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$9.84

Total Return (c)	-1.04	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$111
Ratio of expenses to average net assets (e)	1.35	%(f)
Ratio of expenses to average net assets before waiver/reimbursement	5.54	%(f)
Ratio of net investment income to average net assets (b)	1.98	%(f)
Portfolio turnover rate	38	%(d)

(a)	For the period October 30, 2015 (commencement of operations) to March 31, 2016.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Notes to the Financial Statements	March 31, 2016

(Unaudited)

NOTE 1. ORGANIZATION

The IRON Strategic Income Fund (the “Strategic Income Fund”) and the IRON Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are each organized as a diversified series of the Unified Series Trust (the “Trust”). The Strategic Income Fund commenced operations on October 11, 2006 and the Equity Premium Income Fund commenced operations on October 30, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is IRON Financial, LLC (the “Adviser”).

Each Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses not specifically allocated to a class are allocated to each class based on the net assets of that class in relation to the relative net assets of each Fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the fair value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of March 31, 2016, the Strategic Income Fund loaned securities having a fair value of $62,300 and received $63,875 of cash collateral for the loan from Merrill Lynch Pierce Fenner & Smith, Inc. This cash was invested in money market securities.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, may be priced at the ending net asset value (“NAV”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities, including corporate bonds and convertible notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

(i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	$—	$17,407,970	$—	$17,407,970
U.S. Treasury Obligations	—	5,149,110	—	5,149,110
Mutual Funds	78,618,317	—	—	78,618,317
Exchange-Traded Funds	12,753,009	—	—	12,753,009
Money Market Securities	47,939,735	—	—	47,939,735

Total	$139,311,061	$22,557,080	$—	$161,868,141

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps**	$—	$(80,310)	$—	$(80,310)
Futures Contracts**	(1,804)	—	—	(1,804)

Total	$(1,804)	$(80,310)	$—	$(82,114)

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,625,100	$—	$—	$4,625,100
Money Market Securities	128,381	—	—	128,381

Total	$4,753,481	$—	$—	$4,753,481

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(93,712)	$—	$—	$(93,712)

Total	$(93,712)	$—	$—	$(93,712)

*	See schedule of investments for additional country information related to convertible notes.
**	Reflects net depreciation as of March 31, 2016. See Note 4 for additional information related to these instruments.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended March 31, 2016.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use derivative instruments for any purpose consistent with their investment objectives including hedging or managing risk or ensuring that each Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” unrecognized gains in the value of the Funds’ securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Funds may also use derivatives to establish a position in the fixed income or equity markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional securities.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

Swap Agreements – The Strategic Income Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Strategic Income Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the over-the-counter (“OTC”) market and payments are settled through direct payments between the Strategic Income Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Strategic Income Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Strategic Income Fund’s obligation under a swap agreement is accrued daily (offset against amounts owed to the Strategic Income Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Strategic Income Fund’s books and records. Upon entering into a credit default swap, the Strategic Income Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Strategic Income Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Strategic Income Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Strategic Income Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Strategic Income Fund receiving or paying only the net amount of the two payments. The Strategic Income Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Strategic Income Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Strategic Income Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of March 31, 2016, there were no outstanding credit default swap contracts held by the Strategic Income Fund.

Many of the markets in which the Strategic Income Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Strategic Income Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Strategic Income Fund to the risk that a counterparty will not settle a transaction in accordance with its

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Strategic Income Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Strategic Income Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

With centrally cleared swaps, there is minimal counterparty credit risk to the Strategic Income Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

A total return swap involves a total return receiver and a total return payor. The Strategic Income Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

To mitigate counterparty risk on swap agreements, the Strategic Income Fund may require the counterparty to post collateral to the Strategic Income Fund’s custodian to cover the Strategic Income Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Strategic Income Fund to post collateral to a segregated account at the Fund’s custodian. As of March 31, 2016, the Strategic Income Fund’s segregated collateral for outstanding swap contracts in the amount of $47,875,862.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

Futures Contracts – The Strategic Income Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Strategic Income Fund may enter into futures contracts, including, but not limited to, interest rate, commodity and index futures. The Strategic Income Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts.

The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Strategic Income Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Strategic Income Fund. The Strategic Income Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Strategic Income Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Strategic Income Fund than purchasing the futures contract.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. The change in unrealized net appreciation/(depreciation) is reported on the Statement of Operations. When a contract is closed, a realized gain or loss is reported on the Statement of Operations, equal to the difference between the opening and closing value of the contract. Cash held at broker as of March 31, 2016 is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

Transactions in written options by the Equity Premium Income Fund during the period ended March 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2015	—	$—
Options written	1,628	318,235
Options closed	(1,403)	(280,820)

Options outstanding at March 31, 2016	225	$37,415

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2016, and the effect of derivative instruments on the Statements of Operations for the period ended March 31, 2016.

Fund	Derivative – Primary Risk Exposure	Location of Derivatives on Statements of Assets and Liabilities	Fair Value

			Asset Derivatives	Liability Derivatives
Strategic Income Fund	Swap contracts – Credit Risk	Unrealized loss on swap contracts	$—	$80,310
	Futures contracts – Interest Rate Risk	Payable for net variation margin on futures contracts	—	1,804
Equity Premium Income Fund	Written option contracts – Equity Price Risk	Options written, at value	—	93,712

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

Fund	Derivative – Primary Risk Exposure	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Fund	Swap contracts – Credit Risk	Net realized and unrealized gain (loss) on swap contracts	$2,474,323	$(3,124,590)
	Futures contracts – Interest Rate Risk	Net realized and unrealized gain (loss) on futures contracts	(44,168)	(1,804)
Equity Premium Income Fund	Written option contracts – Equity Price Risk	Net realized and unrealized gain (loss) on written options	66,316	(56,297)

The following summarizes the average ending monthly market value of derivatives outstanding during the period ended March 31, 2016:

Fund	Derivative	Average Market Value
Strategic Income Fund	Futures contracts	$(112,651)
Equity Premium Income Fund	Written option contracts	(66,061)

The following summarizes the average ending monthly notional value of swap agreements outstanding during the period ended March 31, 2016:

Average Notional Value
Total return swap agreements	$23,521,463

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2016:

					Gross Amounts Not Offset in Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than $0)
Strategic Income Fund
Securities Loaned	$—	$63,875	$—	$63,875	$(63,875)	$—	$—
Swap contracts	—	80,310	—	80,310	—	—	80,310
Futures contracts	—	1,804	—	1,804	—	—	1,804

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage its cash collateral and securities collateral on a counterparty basis. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Strategic Income Fund’s average net assets and 0.90% of the Equity Premium Income Fund’s average net assets. For the period ended March 31, 2016, the Adviser earned fees, before the waiver described below, of $968,004 and $137,137 from the Strategic Income Fund and Equity Premium Income Fund, respectively.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

With respect to the Equity Premium Income Fund, the adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administration Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.00% of average daily net assets through January 31, 2017. Any waiver or reimbursement by the Adviser is subject to repayment by the Equity Premium Income Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.00% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees

For the period ended March 31, 2016, the Adviser waived fees and reimbursed expenses in the amount of $84,045 for the Equity Premium Income Fund, which may be subject to potential recoupment until September 30, 2019.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Trust also retains Ultimus to act as each Fund’s transfer agent and to provide fund accounting services. For the period year ended March 31, 2016, fees for administrative, transfer agent and fund accounting services, reimbursement of out-of-pocket expenses and the amounts due to Ultimus at March 31, 2016 were as follows:

	Strategic Income Fund	Equity Premium Income Fund
Administration expenses	$81,657	$3,576
Fund accounting expenses	35,197	2,616
Transfer agent expenses	32,603	11,952
Payable to Ultimus	35,198	17,367

Unified Financial Securities, LLC (the “Distributor”), formerly Unified Financial Securities, Inc., acts as the principal distributor of the Funds. There were no payments made to the Distributor for serving as principal underwriter by the Funds for the period ended March 31, 2016.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are employees of Ultimus. Both Ultimus and the Distributor operate as a wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Prior to December 31, 2015, HASI and the Distributor operated as wholly-owned subsidiaries of Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

Each Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Funds, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Funds or Adviser may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period ended March 31, 2016, the 12b-1 expense incurred by the Strategic Income Fund Investor Class was $12,824. The Strategic Income Fund owed $1,845 for 12b-1 fees as of March 31, 2016. For the period ended March 31, 2016, the 12b-1 expense incurred by the Equity Premium Income Fund Investor Class was $85. The Equity Premium Income Fund owed $23 for 12b-1 fees as of March 31, 2016.

Each Fund has an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pay an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund, the Fund’s distributor or the Adviser.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For purposes of the Administration Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Funds beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Funds based on established target levels for the customer’s demand deposit accounts; and (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions; and (m) furnishing monthly and year-end statements and confirmations of purchases, exchanges and redemptions. For the period ended March 31, 2016, the Strategic Income Fund Investor class incurred $5,130 in Administration Plan Fees. At March 31, 2016, the Strategic Income Fund owed the Adviser $738 for Administration Plan Fees. For the period ended March 31, 2016, the Equity Premium Income Fund Investor class incurred $34 in Administration Plan Fees. At March 31, 2016, the Equity Premium Income Fund owed the Adviser $9 for Administration Plan Fees.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

(Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Strategic Income Fund	Equity Premium Income Fund
U.S. Government Obligations	$11,033,511	$—
Other	571,987,684	6,569,362
Sales
U.S. Government Obligations	$11,032,473	$—
Other	624,878,824	1,868,294

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2016, TD Ameritrade and Charles Schwab owned, as record shareholders, 39.75% and 28.80% of the outstanding shares of the Strategic Income Fund. At March 31, 2016, TD Ameritrade owned, as record shareholder, 93.97% of the outstanding shares of the Equity Premium Income Fund. It is not known whether Schwab, TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

(Unaudited)

NOTE 9. FEDERAL TAX INFORMATION

As of March 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Strategic Income Fund	Equity Premium Income Fund
Gross appreciation	$527,129	$—
Gross depreciation	(4,919,868)	(97,167)

Net appreciation (depreciation) on investments	$(4,392,739)	$(97,167)

At March 31, 2016, the aggregate cost of securities for federal income tax purposes was $166,260,880 for the Strategic Income Fund and $4,756,936 for the Equity Premium Income Fund.

The tax characterization of distributions paid for the fiscal year ended September 30, 2015 was as follows:

Strategic Income Fund	2015
Distributions paid from:
Ordinary Income*	$8,994,498
Long-Term Capital Gain	8,462,211

Total Distributions	$17,456,709

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Strategic Income Fund
Undistributed ordinary income	$3,125,196
Accumulated capital and other losses	(8,082,489)
Unrealized appreciation (depreciation)	(14,801,567)

$(19,758,860)

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

(Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – continued

As of September 30, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and the tax treatment of credit default swaps.

As of September 30, 2015, the Strategic Income Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $913,587.

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended September 30, 2015, the Strategic Income Fund deferred post October capital losses in the amount of $7,168,902.

NOTE 10. RESTRICTED SECURITIES

The Strategic Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Strategic Income Fund will not incur any registration costs upon such resale. The Strategic Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2016

(Unaudited)

NOTE 10. RESTRICTED SECURITIES – continued

At March 31, 2016, the aggregate value of such securities, which were deemed liquid, amounted to $2,300,781 and value amounts to 1.41% of the net assets of the Strategic Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Value
NRG Yield, Inc., 3.500%, 2/1/2019	7/22/2015	$750,000	$765,251	$706,406
IAS Operating Partnership LP, 5.000%, 3/15/2018	9/13/2013	1,000,000	962,645	947,500
Liberty Interactive, LLC, 1.000%, 9/30/2043	11/18/2015	750,000	656,282	646,875

				$2,300,781

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

IRON Funds

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 322-0575 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal (Unaudited)

Iron Equity Premium Income Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, at its August 2015 meeting, met in-person to consider the approval of the Fund’s initial management agreement (the “Management Agreement”) with IRON Financial, LLC (“Iron”).

The Board’s Advisory Contract Renewal Committee met in July 2015 via teleconference with representatives of Iron to review and discuss materials related to the Fund, Iron, and the Management Agreement. At the Board’s August 2015 meeting, the Board reviewed and considered additional materials regarding the Fund and the Management Agreement.

In connection with these meetings, the Trustees requested and evaluated all information that they deemed reasonably necessary under the circumstances in considering the Management Agreement. These materials included (a) a detailed letter to Iron requesting information that the Board likely would consider in reviewing the Management Agreement, and Iron’s responses; (b) Iron’s description of the Fund’s proposed investment objective and investment strategy; (c) performance information for a composite of separate accounts managed by Iron using the strategy it proposed to use to manage the Fund; (d) expense information provided by Iron for certain mutual funds that use the same benchmark as it proposed to use for the Fund, and expense information for a separate peer group created by the Trust’s administrator based on the Fund’s anticipated Morningstar category; (e) biographical information for each of the Fund’s proposed portfolio managers; (f) an analysis created by Iron of the estimated profitability of the Fund’s Management Agreement to Iron; (g) Iron’s income statement for the 2014 calendar year, and balance sheet as of December 31, 2014; (h) the proposed form of Management Agreement and Fund expense cap agreement; (i) a form of prospectus for the Fund; and (j) a report prepared by the Trust’s Chief Compliance Officer regarding his review of Iron’s compliance program.

At the Board’s August 2015 in-person meeting, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company

IRON Funds

Management Agreement Renewal (Unaudited), (continued)

Act of 1940, as amended) of the Trust or Iron, approved the Management Agreement. The Trustees’ approval of the Management Agreement was based on a consideration of all of the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are listed below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(a)	The Nature, Extent and Quality of Services – The Trustees reviewed Iron’s responses regarding the nature, extent, and quality of services that Iron proposed to provide to the Fund. The Trustees considered, among other things, that Iron has experience managing mutual funds, including experience with the compliance and regulatory side of mutual fund management and with mutual fund marketing. The Trustees determined that Iron’s resources appear adequate, and specifically noted that Iron proposed to provide the services and support of various administrative and professional staff, including a chief compliance officer and a team of portfolio managers.

(b)	Performance – The Trustees reviewed and discussed performance information for a composite of separate accounts managed by Iron using the same investment strategy as it proposed to use for the Fund for periods from the composite’s inception (May 1, 2011) through March 31, 2015. The Trustees compared this composite information to the performance of the Fund’s proposed benchmark, the CBOE S&P 500 BuyWrite Index (BXMSM) (the “BXM Index”). The Trustees considered that the composite had outperformed the BXM Index from inception, for each of the 2012, 2013, and 2014 calendar years, and for the first quarter of 2015 (although the composite trailed the benchmark for the period from inception on May 1, 2011 through December 31, 2011).

(c)

Fee Rate and Profitability – The Trustees considered expense information provided by Iron for a group of five mutual funds that use the BXM Index as their benchmark. The Trustees noted that the Fund’s proposed 0.90% gross management fee would be the second highest of the five funds in this peer group. The Trustees also compared the Fund’s proposed gross and net management fee to an additional peer group provided by the Trust’s administrator, which was based on the Fund’s anticipated Morningstar category. The Trustees noted that the Fund’s proposed gross advisory fee was higher than the average and median of this peer group created by the administrator, though the Fund’s estimated net advisory fee (after estimated

IRON Funds

Management Agreement Renewal (Unaudited), (continued)

fee waivers/expense reimbursements) was below the peer group median and average. The Trustees considered that Iron had agreed to cap the Fund’s total operating expenses at 1.00% (with the typical exclusions) for at least the first year of the Fund’s operations.

The Trustees also considered an analysis prepared by Iron of the estimated profitability of the Fund’s Management Agreement to Iron for the first year of operations assuming $25 million in Fund assets, which showed that, whether or not marketing expenses are deducted, the Management Agreement was not projected to be profitable to Iron. The Trustees concluded that the proposed advisory fee for the Fund represents reasonable compensation in light of the nature and quality of services to be provided to the Fund, the fees paid by competitive mutual funds, and the costs anticipated to be incurred by Iron in providing services to the Fund.

The Trustees also considered information provided by Iron regarding the management fee it charges for managing separate accounts using the same strategy it proposed to use to manage the Fund. The Trustees noted that the management fee for separate accounts is lower than the Fund’s proposed gross management fee. In considering this difference in fees, the Trustees discussed the differences in services proposed to be provided by Iron to the Fund versus those provided to separate accounts, including the increased reporting and other obligations imposed on Iron in providing services to the Fund and reporting to the Board, compared to the lower level of services required for separate accounts.

The Trustees considered other potential benefits that Iron may receive in connection with its management of the Fund. The Trustees considered Iron’s representation that it does not anticipate entering into any “soft-dollar” transactions on behalf of the Fund.

(d)	Economies of Scale – In considering the reasonableness of the advisory fee, the Trustees also considered the extent to which Iron can expect to receive benefits from economies of scale as the assets of the Fund increase. The Trustees determined that, in light of the anticipated size of the Fund and the estimated lack of profitability of Iron with respect to the Fund, it does not appear that Iron would realize benefits from economies of scale in managing the Fund’s assets to such an extent that the advisory fee should be reduced or that breakpoints in the advisory fee should be implemented at this time.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISER

IRON Financial, LLC

630 Dundee Road

Suite 200

Northbrook, IL 60062

DISTRIBUTOR

Unified Financial Securities, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn, LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN (Strategic Income Fund)

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

CUSTODIAN (Equity Premium Income Fund)

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC,

Member FINRA/SIPC

www.ironfunds.com

IRON Funds

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Spouting Rock/Convex

Dynamic Global Macro

Fund

Semi-Annual Report

March 31, 2016

Fund Adviser:

Spouting Rock Fund Management

100 Matsonford Road

Five Radnor Corporate Center

Suite 441

Radnor, PA 19087

Toll Free: (844) 834-6478

Investment Results (Unaudited)

Total Returns(a) as of March 31, 2016

	Six Months	One Year	Since Inception (11/24/14)
Spouting Rock/Convex Global Macro Fund - Institutional Class	3.39%	-4.13%	-1.51%
Spouting Rock/Convex Global Macro Fund - Advisor Class	3.17%	-4.53%	-1.82%
BofA Merrill Lynch 3-month U.S. Treasury Bill Index(b)	0.11%	0.12%	0.09%

	Expense Ratios(c)
	Institutional Class	Advisor Class
Gross	12.13%	11.48%
With Applicable Waivers	2.02%	2.42%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-834-6478.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than 1 year are not annualized.

(b) The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index. However, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Fund’s prospectus dated January 28, 2016. The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses through January 31, 2017 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; fees paid pursuant to the Advisor Class Administrative Services Plan or 12b-1 Plan, and extraordinary litigation expenses) do not exceed 1.70% of the Fund’s average daily net assets. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the 1.70% expense cap. This expense cap may not be terminated prior to January 31, 2017 except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2016 can be found on the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-844-834-6478.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

1

Fund Holdings (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Spouting Rock/Convex Dynamic Global Macro Fund is to seek positive absolute returns.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value October 1, 2015	Ending Account Value, March 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio
Institutional Class
Actual	$1,000.00	$1,033.90	$8.51	1.67%
Hypothetical**	$1,000.00	$1,016.63	$8.44	1.67%

Advisor Class
Actual	$1,000.00	$1,031.70	$10.43	2.05%
Hypothetical**	$1,000.00	$1,014.74	$10.34	2.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

3

Schedule of Investments (Unaudited)

March 31, 2016

	Shares	Fair Value
Exchange-Traded Funds - 93.95%
Consumer Discretionary Select Sector SPDR Fund	981	$77,548
Consumer Staples Select Sector SPDR Fund	1,619	85,888
Energy Select Sector SPDR Fund	830	51,394
Health Care Select Sector SPDR Fund	1,524	103,297
Industrial Select Sector SPDR Fund	2,943	163,248
iShares 1-3 Year Treasury Bond ETF	4,559	387,652
iShares 7-10 Year Treasury Bond ETF	5,683	627,062
iShares Global Healthcare ETF	671	64,617
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,156	137,356
iShares MSCI Germany Index Fund	2,574	66,229
iShares MSCI Japan Index Fund	3,108	35,462
iShares MSCI Sweden Index Fund	1,472	43,350
Materials Select Sector SPDR Fund	1,147	51,397
Powershares QQQ Trust Series 1	946	103,303
Schwab U.S. Small-Cap ETF	448	23,314
SPDR Dow Jones International Real Estate ETF	1,133	46,974
SPDR S&P500 ETF Trust	753	154,787
Technology Select Sector SPDR Fund	1,938	85,970
Utilities Select Sector SPDR Fund	1,739	86,289
Vanguard Intermediate-Term Bond ETF	2,120	182,892
Vanguard Mid-Cap ETF	821	99,530
Vanguard Mid-Cap Growth ETF	685	68,678
Vanguard Mid-Cap Value ETF	664	57,848
Vanguard REIT ETF	559	46,844
Vanguard Short-Term Corporate Bond ETF	2,786	222,964
Vanguard Small-Cap Growth ETF	252	29,988
Vanguard Small-Cap Value ETF	407	41,465
Vanguard Value ETF	866	71,350
WisdomTree Europe Hedged Equity Fund	951	49,376

Total Exchange-Traded Funds (Cost $3,229,181)		3,266,072

Money Market Securities - 6.44%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.39% (a)	223,930	223,930

Total Money Market Securities (Cost $223,930)		223,930

Total Investments – 100.39% (Cost $3,453,111)		3,490,002

Liabilities in Excess of Other Assets – (0.39)%		(13,641)

NET ASSETS – 100.00%		$3,476,361

(a)	Rate disclosed is the seven day yield as of March 31, 2016.
ETF	– Exchange Traded Fund
REIT	– Real Estate Investment Trust
SPDR	– Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

4

Statement of Assets and Liabilities (Unaudited)

March 31, 2016

Assets
Investments in securities at fair value (cost $3,453,111)	$3,490,002
Receivable for investments sold	1,090,378
Dividends receivable	1,855
Receivable from Adviser	10,564
Prepaid expenses	10,237
Total Assets	4,603,036
Liabilities
Payable for investments purchased	1,102,058
Payable to administrator, fund accountant, and transfer agent	19,586
Accrued 12b-1 fees – Advisor Class	21
Accrued Administrative Service fees – Advisor Class	12
Payable to custodian	1,000
Payable to trustees	557
Other accrued expenses	3,441
Total Liabilities	1,126,675
Net Assets	$3,476,361
Net Assets consist of:
Paid-in capital	$3,580,466
Accumulated undistributed net investment loss	(4,373)
Accumulated undistributed net realized loss from investment transactions	(136,623)
Net unrealized appreciation on investments	36,891
Net Assets	$3,476,361
Net Assets: Institutional Class	$3,377,184
Shares outstanding (unlimited number of shares authorized, no par value)	347,458
Net asset value, offering and redemption price per share	$9.72
Net Assets: Advisor Class	$99,177
Shares outstanding (unlimited number of shares authorized, no par value)	10,229
Net asset value, offering and redemption price per share	$9.70

See accompanying notes which are an integral part of these financial statements.

5

Statement of Operations (Unaudited)

For the six months ended March 31, 2016

Investment Income
Dividend income	$43,040
Total investment income	43,040
Expenses
Investment Adviser fee	21,575
12b-1 fee – Advisor Class	123
Administrative Service fee – Advisor Class	74
Administration expenses	19,168
Fund accounting expenses	13,019
Transfer agent expenses	18,670
Legal expenses	9,277
Registration expenses	4,429
Custodian expenses	3,000
Audit expenses	8,008
Trustee expenses	7,473
Insurance expense	1,649
Pricing expenses	974
Report printing expense	5,648
Offering expense	6,835
CCO expense	4,680
Miscellaneous expenses	3,416
Line of credit fees	30
Total expenses	128,048
Fees contractually waived and reimbursed by Adviser	(97,295)
Fees voluntarily reimbursed by Adviser	(518)
Net operating expenses	30,235
Net investment income	12,805
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment transactions	(111,415)
Net change in unrealized appreciation of investments	220,060
Net realized and unrealized gain on investments	108,645
Net increase in net assets resulting from operations	$121,450

See accompanying notes which are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$12,805	$2,537
Net realized loss on investment transactions	(111,415)	(25,405)
Net change in unrealized appreciation (depreciation) of investments	220,060	(183,169)
Net increase (decrease) in net assets resulting from operations	121,450	(206,037)
Distributions
From net investment income – Institutional Class	(14,373)	(4,931)
From net investment income – Advisor Class	(195)	(19)
Total distributions	(14,568)	(4,950)
Capital Transactions – Institutional Class
Proceeds from shares sold	1,000	3,868,220
Reinvestment of distributions	13,741	4,931
Amount paid for shares redeemed	(365,029)	(46,422)
Total Institutional Class	(350,288)	3,826,729
Capital Transactions – Advisor Class
Proceeds from shares sold	–	103,811
Reinvestment of distributions	195	19
Total Advisor Class	195	103,830
Net increase (decrease) in net assets resulting from capital transactions	(350,093)	3,930,559
Total Increase (Decrease) in Net Assets	(243,211)	3,719,572
Net Assets
Beginning of period	3,719,572	–
End of period	$3,476,361	$3,719,572
Accumulated net investment loss included in net assets at end of period	$(4,373)	$(2,610)
Share Transactions – Institutional Class
Shares sold	102	387,925
Shares issued in reinvestment of distributions	1,401	490
Shares redeemed	(37,714)	(4,746)
Total Institutional Class	(36,211)	383,669
Share Transactions – Advisor Class
Shares sold	–	10,207
Shares issued in reinvestment of distributions	20	2
Total Advisor Class	20	10,209
Net increase (decrease) in shares outstanding	(36,190)	393,878
(a)	For the period November 24, 2014 (commencement of operations) to September 30, 2015.

7

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Macro Fund –

Institutional Class Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.44		$10.00

Income from investment operations:

Net investment income	0.03		0.03

Net realized and unrealized gain (loss) on investments	0.29		(0.55)

Total from investment operations	0.32		(0.52)

Less distributions to shareholders:

From net investment income	(0.04)		(0.04)

Total distributions	(0.04)		(0.04)

Net asset value, end of period	$9.72		$9.44

Total Return(b)	3.39	%(c)	(5.25	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,377		$3,623

Ratio of expenses to average net assets	1.67	%(d)	1.70	%(d)

Ratio of expenses to average net assets before waiver and reimbursement	7.12	%(d)	11.81	%(d)

Ratio of net investment income to average net assets	0.72	%(d)	0.15	%(d)

Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(4.73	)%(d)	(9.96	)%(d)

Portfolio turnover rate	106	%(c)	166	%(c)

(a)	For the period November 24, 2014 (commencement of operations) to September 30, 2015.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

8

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Macro Fund –

Advisor Class Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.42		$10.00

Income from investment operations:

Net investment income	0.02		0.03

Net realized and unrealized gain (loss) on investments	0.28		(0.57)

Total from investment operations	0.30		(0.54)

Less distributions to shareholders:

From net investment income	(0.02)		(0.04)

Total distributions	(0.02)		(0.04)

Net asset value, end of period	$9.70		$9.42

Total Return(b)	3.17	%(c)	(5.46	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$99		$96

Ratio of expenses to average net assets	2.05	%(d)	2.10	%(d)

Ratio of expenses to average net assets before waiver and reimbursement	7.50	%(d)	11.16	%(d)

Ratio of net investment income to average net assets	0.33	%(d)	(0.32	)%(d)

Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(5.12	)%(d)	(9.38	)%(d)

Portfolio turnover rate	106	%(c)	166	%(c)

(a)	For the period November 24, 2014 (commencement of operations) to September 30, 2015.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

9

See accompanying notes which are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

March 31, 2016

NOTE 1 – ORGANIZATION

Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 11, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on November 24, 2014. Spouting Rock Fund Management (the “Adviser”) serves as investment adviser to the Fund. The Adviser has retained Convex Capital Management, LLC (“Convex” or the “Sub-Adviser”) to serve as sub-adviser to the Fund. The objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Advisor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to

10

Notes to Financial Statements (Unaudited) (continued)

March 31, 2016

unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once per year. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

11

Notes to Financial Statements (Unaudited) (continued)

March 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for

12

Notes to Financial Statements (Unaudited) (continued)

March 31, 2016

example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,266,072	$–	$–	$3,266,072
Money Market Securities	223,930	–	–	223,930
Total	$3,490,002	$–	$–	$3,490,002

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended March 31, 2016.

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the Fund’s average net assets. For the period ended March 31, 2016, the Adviser earned a fee of $21,575 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses through January 31, 2017, so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; fees paid pursuant to the Advisor Class Administrative Services Plan or 12b-1 Plan, and extraordinary litigation expenses) do not exceed 1.70% of the Fund’s average daily net assets. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Amount	Recoverable through September 30,
$185,982	2018
$97,295	2019

13

Notes to Financial Statements (Unaudited) (continued)

March 31, 2016

In addition, effective March 23, 2016, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 1.10% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, pursuant to which the Sub-Adviser manages the Fund’s portfolio and makes investment decisions. The Adviser oversees the Sub-Adviser’s compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended March 31, 2016, Ultimus earned fees of $19,168 for administrative services provided to the Fund. At March 31, 2016, the Fund owed Ultimus $8,022 for administrative services.

The Trust also retains Ultimus to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended March 31, 2016, Ultimus earned fees of $18,670 from the Fund for transfer agent services. For the period ended March 31, 2016, Ultimus earned fees of $13,019 from the Fund for fund accounting services. At March 31, 2016, the Fund owed Ultimus $5,837 and $5,727 for transfer agent and fund accounting services, respectively.

Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). For the period ended March 31, 2016, the Custodian earned fees of $3,000 for custody services provided to the Fund. At March 31, 2016, the Custodian was owed $1,000 from the Fund for custody services.

Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for serving as principal underwriter during the period ended March 31, 2016.

Certain officers of the Trust are employees of Ultimus. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Prior to December 31, 2015, HASI and the Distributor operated as wholly-owned subsidiaries of Huntington Bancshares, Inc., the parent company of the Custodian. A Trustee of the Trust is a member of management of the Custodian. Officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor a fee aggregating 0.25% of the average daily net assets of the Advisor Class in connection with the promotion and distribution of Advisor Class shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that

14

Notes to Financial Statements (Unaudited) (continued)

March 31, 2016

compensation is provided regardless of 12b-1 expenses actually incurred. For the period ended March 31, 2016, the Fund accrued 12b-1 fees for the Advisor Class of $123, of which $21 was unpaid at March 31, 2016.

The Fund has adopted an Administrative Services Plan with respect to Advisor Class shares, pursuant to which the Fund pays an annual fee equal to 0.15% of the average daily net assets of Advisor shares to the Adviser to compensate financial intermediaries that provide administrative services to the Advisor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Advisor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Advisor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Advisor Class shares because these fees are paid out of the Advisor Class’ assets on an on-going basis. For the period ended March 31, 2016, the Fund accrued Administrative Service fees for the Advisor Class of $74, of which $12 was unpaid at March 31, 2016.

NOTE 5 – INVESTMENTS

For the period ended March 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases	$3,173,226
Sales	$3,135,564

There were no purchases or sales of long-term U.S. government obligations during the period ended March 31, 2016.

NOTE 6 – ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2016, Charles Schwab & Co., Inc. owned, as record shareholder, 92.61% of the outstanding shares of the Fund. As a result Charles Schwab & Co., Inc. may be deemed to control the Fund.

15

Notes to Financial Statements (Unaudited) (continued)

March 31, 2016

NOTE 8 – FEDERAL TAX INFORMATION

At March 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$49,156
Gross depreciation	(22,827)
Net appreciation on investments	$26,329

At March 31, 2016, the aggregate cost of securities for federal income tax purposes was $3,463,673.

The tax characterization of distributions paid for the period ended September 30, 2015 was as follows:

2015
Distributions paid from:
Ordinary Income*	$4,950
Total Distributions	$4,950
*	Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$42
Accumulated capital and other losses	(17,298)
Unrealized appreciation (depreciation)	(193,731)
$(210,987)

As of September 30, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) was primarily attributable to the tax deferral of losses on wash sales in the amount of $10,562.

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended September 30, 2015, the Fund deferred post October capital losses in the amount of $14,646 and late year ordinary losses in the amount of $2,652.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

16

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (844) 834-6478 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (844) 834-6478 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Chief Financial Officer and Treasurer

Lynn E. Wood,

Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISER

Spouting Rock Fund Management

100 Matsonford Road,

Five Radnor Corporate Center, Suite 441

Radnor, PA 19087

SUB-ADVISER

Convex Capital Management

4200 Cantera Drive, Unit 203

Warrenville, IL 60555

DISTRIBUTOR

Unified Financial Securities, LLC

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audi Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

17

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	5/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	5/24/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	5/24/16